Putnam Fixed Income Absolute Return Fund
The fund's portfolio
1/31/22 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (56.9%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (0.1%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$61,852	$68,173
5.00%, with due dates from 5/20/49 to 3/20/50	204,373	224,294
4.00%, 1/20/50	35,702	38,513
3.50%, with due dates from 9/20/49 to 11/20/49	238,503	251,450

		582,430
U.S. Government Agency Mortgage Obligations (56.8%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	96,261	105,050
4.50%, 5/1/49	18,784	20,259
Uniform Mortgage-Backed Securities
4.50%, TBA, 2/1/52	3,000,000	3,203,203
4.00%, TBA, 2/1/52	56,000,000	59,176,796
3.50%, TBA, 3/1/52	21,000,000	21,825,229
3.50%, TBA, 2/1/52	40,000,000	41,696,864
3.00%, TBA, 3/1/52	33,000,000	33,634,227
3.00%, TBA, 2/1/52	74,000,000	75,618,765
2.00%, TBA, 2/1/52	4,000,000	3,899,157

		239,179,550

Total U.S. government and agency mortgage obligations (cost $240,340,723)		$239,761,980

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes
1.625%, 5/15/26(i)	$355,000	$357,020
0.25%, 6/30/25(i)	128,000	122,876

Total U.S. treasury obligations (cost $479,896)		$479,896

MORTGAGE-BACKED SECURITIES (45.8%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (20.2%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 24.03%, 5/15/35	$41,689	$65,919
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 23.407%, 11/15/35	91,833	157,954
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.674%, 6/15/34	87,485	102,358
REMICs IFB Ser. 5023, Class TS, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.142%, 10/25/50	6,996,743	1,235,905
REMICs IFB Ser. 4727, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.094%, 11/15/47	5,414,382	998,945
REMICs IFB Ser. 4698, Class NS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.044%, 6/15/47	8,118,694	1,519,140
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.992%, 7/25/50	9,540,400	1,672,531
REMICs IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%), 5.894%, 5/15/41	1,321,916	1,356,737
REMICs Ser. 4813, IO, 5.50%, 8/15/48	2,353,726	485,614
REMICs Ser. 5117, Class CI, IO, 5.00%, 6/25/51	12,260,880	2,186,360
REMICs Ser. 5115, Class IK, IO, 4.50%, 12/25/50	10,891,773	1,847,673
REMICs Ser. 4964, Class IA, IO, 4.50%, 3/25/50	5,901,706	1,171,725
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	10,480,559	2,005,611
REMICs Ser. 5010, Class IE, IO, 4.00%, 9/25/50	10,158,587	1,541,705
REMICs Ser. 4982, Class DI, IO, 4.00%, 6/25/50	12,254,931	1,973,672
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	1,562,621	207,432
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	528,999	23,678
REMICs Ser. 5065, Class DI, IO, 3.50%, 1/25/51	7,523,244	1,073,495
REMICs Ser. 4369, Class IA, IO, 3.50%, 7/15/44	947,345	121,972
REMICs Ser. 4136, Class IW, IO, 3.50%, 10/15/42	2,188,985	241,641
REMICs Ser. 5149, Class BI, IO, 3.00%, 7/25/51	13,288,064	1,777,279
REMICs Ser. 4150, Class DI, IO, 3.00%, 1/15/43	2,876,675	326,215
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	1,654,981	123,743
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	1,018,761	71,958
Structured Pass-Through Certificates FRB Ser. 8, Class A9, IO, 0.442%, 11/15/28(WAC)	84,558	634
Structured Pass-Through Certificates FRB Ser. 59, Class 1AX, IO, 0.277%, 10/25/43(WAC)	434,633	4,608
Structured Pass-Through Certificates Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)	673,546	5,052
Federal National Mortgage Association
REMICs IFB Ser. 05-74, Class NK, ((-5 x 1 Month US LIBOR) + 27.50%), 26.961%, 5/25/35	26,252	33,015
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 23.805%, 6/25/37	67,941	119,577
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 12.685%, 5/25/40	378,991	477,529
REMICs IFB Ser. 13-130, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.492%, 1/25/44	3,303,482	583,969
REMICs IFB Ser. 20-70, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.142%, 10/25/50	10,412,327	1,849,854
REMICs IFB Ser. 15-19, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.092%, 4/25/45	5,032,360	742,409
REMICs IFB Ser. 18-95, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.042%, 1/25/49	3,336,593	547,980
REMICs IFB Ser. 17-108, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.042%, 1/25/48	3,629,646	625,058
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	1,993,756	396,870
REMICs IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.992%, 2/25/47	11,973,863	2,047,650
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.992%, 11/25/46	2,514,390	427,107
REMICs IFB Ser. 16-60, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.992%, 9/25/46	5,041,250	829,089
REMICs IFB Ser. 16-65, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.992%, 9/25/46	3,832,642	607,358
REMICs IFB Ser. 20-16, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.942%, 3/25/50	4,983,505	827,695
REMICs IFB Ser. 19-49, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.02%), 5.912%, 9/25/49	13,655,060	2,555,742
REMICs IFB Ser. 19-66, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.892%, 11/25/49	3,394,368	489,963
REMICs IFB Ser. 16-88, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.892%, 12/25/46	3,779,568	659,950
REMICs IFB Ser. 11-53, Class ST, IO, ((-1 x 1 Month US LIBOR) + 5.92%), 5.812%, 6/25/41	6,446,646	995,427
REMICs IFB Ser. 17-74, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.75%), 5.642%, 10/25/47	12,757,531	1,863,772
REMICs Ser. 18-58, Class IO, IO, 5.50%, 8/25/48	2,424,868	451,819
REMICs Ser. 15-28, IO, 5.50%, 5/25/45	3,905,376	730,579
Interest Strip Ser. 397, Class 2, IO, 5.00%, 9/25/39	164,096	29,194
REMICs Ser. 17-75, Class NI, IO, 5.00%, 11/25/46	5,018,896	834,191
REMICs Ser. 21-56, Class QI, IO, 4.50%, 9/25/51	8,099,536	1,679,823
REMICs Ser. 21-15, Class JI, IO, 4.50%, 4/25/51	10,589,112	1,965,339
REMICs Ser. 21-17, Class KI, IO, 4.50%, 4/25/51	13,343,331	1,949,327
REMICs Ser. 18-77, Class BI, IO, 4.50%, 10/25/48	6,104,063	961,680
REMICs Ser. 17-87, Class IA, IO, 4.50%, 11/25/47	2,716,799	409,748
REMICs Ser. 17-32, Class IP, IO, 4.50%, 5/25/47	2,751,710	464,292
REMICs Ser. 20-47, Class ID, IO, 4.00%, 7/25/50	13,070,890	1,913,493
REMICs Ser. 20-62, Class CI, IO, 4.00%, 6/25/48	7,513,974	1,293,155
REMICs Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	1,010,472	159,684
REMICs Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	1,274,166	45,613
REMICs Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	805,778	34,407
REMICs Ser. 12-136, Class PI, IO, 3.50%, 11/25/42	868,500	44,432
REMICs Ser. 13-21, Class AI, IO, 3.50%, 3/25/33	1,775,873	202,141
REMICs Ser. 21-44, Class NI, IO, 3.00%, 7/25/51	7,636,344	1,421,336
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	2,123,226	274,964
REMICs Ser. 6, Class BI, IO, 3.00%, 12/25/42	1,741,983	93,792
REMICs Ser. 13-31, Class NI, IO, 3.00%, 6/25/41	916,596	13,662
REMICs Trust Ser. 98-W2, Class X, IO, 0.366%, 6/25/28(WAC)	548,060	12,331
REMICs Trust Ser. 98-W5, Class X, IO, 0.047%, 7/25/28(WAC)	167,041	3,541
Government National Mortgage Association
IFB Ser. 10-125, Class SD, ((-1 x 1 Month US LIBOR) + 6.68%), 6.574%, 1/16/40	3,206,865	429,978
FRB Ser. 20-112, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.196%, 8/20/50	4,979,172	900,931
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.146%, 7/20/48	3,260,496	484,906
IFB Ser. 19-121, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.996%, 8/20/49	2,683,169	393,854
IFB Ser. 16-121, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.996%, 9/20/46	3,123,927	520,446
IFB Ser. 16-77, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.996%, 10/20/45	2,258,327	363,036
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.994%, 7/16/43	579,125	89,562
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.946%, 2/20/50	386,902	44,314
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.946%, 8/20/49	184,499	24,513
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.946%, 6/20/49	233,855	28,372
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.946%, 2/20/41	849,642	158,597
IFB Ser. 10-116, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 5.796%, 9/20/40	2,421,160	378,748
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	865,448	105,524
Ser. 15-167, Class MI, IO, 5.00%, 6/20/45	1,154,747	238,470
Ser. 15-69, IO, 5.00%, 5/20/45	2,157,263	405,760
Ser. 14-146, Class EI, IO, 5.00%, 10/20/44	3,458,090	650,017
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	1,414,545	249,087
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	1,528,046	300,872
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	7,033	499
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	310,504	58,041
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	1,943,314	362,120
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	6,114,455	1,155,999
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	4,273,499	806,623
IFB Ser. 11-70, Class WI, IO, ((-1 x 1 Month US LIBOR) + 4.85%), 4.746%, 12/20/40	4,505,224	516,704
Ser. 18-153, Class AI, IO, 4.50%, 9/16/45	3,398,556	549,343
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	2,232,164	392,879
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	2,712,657	517,738
Ser. 12-129, IO, 4.50%, 11/16/42	1,504,623	275,361
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	1,136,623	199,136
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	1,070,425	200,116
Ser. 15-94, IO, 4.00%, 7/20/45	77,280	14,590
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	183,346	15,869
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42	1,439,332	217,483
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	6,425,316	822,469
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	2,482,487	385,282
Ser. 13-76, IO, 3.50%, 5/20/43	731,528	88,471
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	907,059	91,413
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	729,781	37,821
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	417,154	41,373
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	1,460,115	84,088
Ser. 183, Class AI, IO, 3.50%, 10/20/39	319,327	2,664
Ser. 20-186, Class DI, IO, 3.00%, 12/20/50	11,696,812	1,362,597
Ser. 20-166, Class IA, IO, 3.00%, 11/20/50	17,379,815	2,442,052
Ser. 20-138, Class AI, IO, 3.00%, 9/20/50	5,860,692	696,425
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	159,579	798
Ser. 16-H13, Class IK, IO, 2.643%, 6/20/66(WAC)	9,441,403	895,458
Ser. 20-173, Class MI, IO, 2.50%, 11/20/50	11,664,875	1,356,042
Ser. 17-H02, Class BI, IO, 2.432%, 1/20/67(WAC)	2,218,096	149,182
Ser. 17-H03, Class DI, IO, 2.39%, 12/20/66(WAC)	2,985,848	225,338
Ser. 18-H05, Class AI, IO, 2.381%, 2/20/68(WAC)	8,468,053	650,982
Ser. 18-H02, Class EI, IO, 2.355%, 1/20/68(WAC)	5,082,145	387,514
Ser. 17-H06, Class BI, IO, 2.336%, 2/20/67(WAC)	9,296,686	658,360
Ser. 18-H02, Class GI, IO, 2.25%, 12/20/67(WAC)	6,786,935	556,741
Ser. 16-H23, Class MI, IO, 2.22%, 10/20/66(WAC)	24,901,768	1,513,561
Ser. 17-H16, Class BI, IO, 2.209%, 8/20/67(WAC)	7,273,528	586,428
Ser. 16-H22, Class AI, IO, 2.146%, 10/20/66(WAC)	4,469,786	290,943
Ser. 16-H23, Class NI, IO, 2.116%, 10/20/66(WAC)	6,645,484	408,033
Ser. 16-H11, Class HI, IO, 2.098%, 1/20/66(WAC)	2,302,243	113,673
Ser. 18-H13, Class NI, IO, 2.095%, 8/20/68(WAC)	5,493,817	355,774
Ser. 15-H15, Class JI, IO, 1.964%, 6/20/65(WAC)	9,951,033	669,705
Ser. 15-H19, Class NI, IO, 1.913%, 7/20/65(WAC)	11,351,373	637,947
Ser. 15-H25, Class EI, IO, 1.852%, 10/20/65(WAC)	7,602,673	443,996
Ser. 17-H14, Class DI, IO, 1.711%, 6/20/67(WAC)	3,965,116	170,896
Ser. 16-H02, Class BI, IO, 1.69%, 11/20/65(WAC)	7,736,860	537,712
Ser. 15-H09, Class BI, IO, 1.682%, 3/20/65(WAC)	9,048,514	428,881
Ser. 15-H25, Class AI, IO, 1.619%, 9/20/65(WAC)	9,448,649	504,558
Ser. 15-H10, Class EI, IO, 1.604%, 4/20/65(WAC)	7,657,250	254,113
Ser. 16-H08, Class AI, IO, 1.573%, 8/20/65(WAC)	6,466,569	276,769
Ser. 14-H14, Class CI, IO, 1.571%, 7/20/64(WAC)	8,041,017	262,589
Ser. 15-H28, Class DI, IO, 1.567%, 8/20/65(WAC)	6,092,557	282,908
Ser. 11-H15, Class AI, IO, 1.549%, 6/20/61(WAC)	4,315,543	167,902
Ser. 20-H14, Class AI, IO, 1.349%, 6/20/70(WAC)	18,522,835	1,244,327
GSMPS Mortgage Loan Trust 144A FRB Ser. 99-2, IO, 0.431%, 9/19/27(WAC)	63,277	240

		85,103,626
Commercial mortgage-backed securities (13.7%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.313%, 1/15/49(WAC)	76,974	1
Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-1, Class B, 5.665%, 11/10/42 (In default)(NON)(WAC)	2,019,820	1,110,901
BANK
FRB Ser. 19-BN20, Class XA, IO, 0.833%, 9/15/62(WAC)	10,447,139	559,009
FRB Ser. 17-BNK9, Class XA, IO, 0.771%, 11/15/54(WAC)	44,386,881	1,648,618
FRB Ser. 18-BN10, Class XA, IO, 0.704%, 2/15/61(WAC)	37,144,831	1,372,951
BBCMS Mortgage Trust 144A Ser. 21-C10, Class E, 2.00%, 7/15/54	700,000	551,528
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.419%, 1/12/45(WAC)	553,672	27,684
Cantor Commercial Real Estate Lending FRB Ser. 19-CF3, Class XA, IO, 0.714%, 1/15/53(WAC)	10,719,237	485,890
CD Commercial Mortgage Trust FRB Ser. 17-CD3, Class C, 4.555%, 2/10/50(WAC)	756,000	754,519
CFCRE Commercial Mortgage Trust FRB Ser. 16-C4, Class XA, IO, 1.635%, 5/10/58(WAC)	6,171,140	340,702
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.186%, 12/15/47(WAC)	453,000	457,983
Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC21, Class XA, IO, 1.149%, 5/10/47(WAC)	9,355,752	205,919
FRB Ser. 14-GC19, Class XA, IO, 1.119%, 3/10/47(WAC)	14,205,024	264,171
FRB Ser. 13-GC17, Class XA, IO, 1.003%, 11/10/46(WAC)	10,973,540	155,504
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.091%, 3/10/47(WAC)	561,000	578,900
FRB Ser. 12-GC8, Class XA, IO, 1.723%, 9/10/45(WAC)	6,554,546	14,505
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.784%, 5/10/47(WAC)	1,793,000	1,845,532
FRB Ser. 18-COR3, Class C, 4.56%, 5/10/51(WAC)	810,000	840,739
FRB Ser. 15-LC19, Class C, 4.231%, 2/10/48(WAC)	1,031,000	1,061,290
FRB Ser. 14-UBS4, Class XA, IO, 1.094%, 8/10/47(WAC)	5,956,604	127,685
FRB Ser. 14-LC15, Class XA, IO, 1.061%, 4/10/47(WAC)	8,312,792	151,287
FRB Ser. 14-CR20, Class XA, IO, 0.985%, 11/10/47(WAC)	21,747,536	477,576
FRB Ser. 14-CR19, Class XA, IO, 0.952%, 8/10/47(WAC)	20,226,042	396,074
FRB Ser. 13-CR11, Class XA, IO, 0.908%, 8/10/50(WAC)	50,160,634	593,902
FRB Ser. 15-CR22, Class XA, IO, 0.883%, 3/10/48(WAC)	11,973,715	234,559
FRB Ser. 15-CR23, Class XA, IO, 0.882%, 5/10/48(WAC)	20,156,411	455,757
FRB Ser. 14-UBS6, Class XA, IO, 0.859%, 12/10/47(WAC)	19,645,251	382,375
FRB Ser. 15-LC21, Class XA, IO, 0.674%, 7/10/48(WAC)	33,439,281	660,225
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class E, 4.88%, 11/10/46(WAC)	523,000	498,760
FRB Ser. 14-CR17, Class D, 4.848%, 5/10/47(WAC)	1,498,000	1,391,602
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,361,000	195,712
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 6.01%, 2/15/41(WAC)	4,649,202	2,305,074
CSAIL Commercial Mortgage Trust Ser. 15-C1, Class XA, IO, 0.822%, 4/15/50(WAC)	19,078,115	367,445
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.761%, 4/15/50(WAC)	925,000	752,347
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.365%, 8/10/44(WAC)	1,618,664	1,609,438
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.687%, 6/10/47(WAC)	1,251,000	1,273,004
FRB Ser. 14-GC18, Class XA, IO, 0.975%, 1/10/47(WAC)	17,016,573	265,452
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.543%, 9/10/47(WAC)	587,000	406,973
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C12, Class B, 4.098%, 7/15/45(WAC)	1,401,000	1,418,655
FRB Ser. 14-C24, Class XA, IO, 0.864%, 11/15/47(WAC)	31,541,655	568,769
FRB Ser. 14-C19, Class XA, IO, 0.655%, 4/15/47(WAC)	12,061,881	137,180
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.548%, 8/15/46(WAC)	1,591,000	1,023,472
FRB Ser. 14-C25, Class D, 3.94%, 11/15/47(WAC)	748,000	581,437
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-C10, Class XA, IO, 0.934%, 12/15/47(WAC)	27,755,208	194,284
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C8, Class D, 4.672%, 10/15/45(WAC)	922,000	893,373
FRB Ser. 12-LC9, Class D, 4.363%, 12/15/47(WAC)	327,000	320,643
FRB Ser. 21-1MEM, Class D, 2.654%, 10/9/42(WAC)	1,750,000	1,600,983
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, zero %, 2/15/40(WAC)	70,809	7
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.049%, 2/15/47(WAC)	613,000	641,339
FRB Ser. 14-C17, Class C, 4.484%, 8/15/47(WAC)	946,000	926,814
FRB Ser. 15-C26, Class XA, IO, 0.98%, 10/15/48(WAC)	13,552,433	349,138
FRB Ser. 13-C13, Class XA, IO, 0.943%, 11/15/46(WAC)	45,629,598	611,250
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C15, Class D, 4.897%, 4/15/47(WAC)	704,000	707,790
FRB Ser. 13-C12, Class E, 4.763%, 10/15/46(WAC)	537,000	378,281
FRB Ser. 12-C5, Class E, 4.636%, 8/15/45(WAC)	1,026,000	1,027,663
FRB Ser. 12-C6, Class D, 4.602%, 11/15/45(WAC)	624,000	620,890
FRB Ser. 13-C10, Class D, 4.075%, 7/15/46(WAC)	453,000	268,273
FRB Ser. 13-C10, Class E, 4.075%, 7/15/46(WAC)	3,310,000	1,105,871
FRB Ser. 13-C10, Class F, 4.075%, 7/15/46(WAC)	2,461,000	547,573
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	248,967	235,251
FRB Ser. 16-UB12, Class XA, IO, 0.656%, 12/15/49(WAC)	21,701,087	591,033
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class E, 5.477%, 3/15/45(WAC)	603,000	422,703
FRB Ser. 12-C4, Class XA, IO, 1.704%, 3/15/45(WAC)	188,592	2
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 3.858%, 3/25/50	1,068,000	1,061,347
FRB Ser. 19-01, Class M10, 3.358%, 10/15/49	1,674,000	1,631,860
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 20-FL4, Class C, 4.858%, 2/25/35	2,333,000	2,330,231
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 1.013%, 12/15/50(WAC)	11,874,268	537,002
FRB Ser. 18-C8, Class XA, IO, 0.862%, 2/15/51(WAC)	16,079,279	680,871
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class C, 5.676%, 5/10/45(WAC)	949,000	953,930
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.047%, 8/10/49(WAC)	921,000	934,045
FRB Ser. 12-C2, Class XA, IO, 1.267%, 5/10/63(WAC)	6,686,674	12,311
FRB Ser. 13-C5, Class XA, IO, 0.899%, 3/10/46(WAC)	35,097,823	170,302
UBS-Citigroup Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class D, 6.412%, 1/10/45(WAC)	646,000	565,754
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.404%, 11/15/48(WAC)	2,335,070	23
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.305%, 7/15/46(WAC)	749,000	674,242
FRB Ser. 16-BNK1, Class XA, IO, 1.72%, 8/15/49(WAC)	14,340,913	916,378
FRB Ser. 14-LC16, Class XA, IO, 1.09%, 8/15/50(WAC)	18,925,261	382,640
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.305%, 7/15/46(WAC)	1,713,000	693,540
Ser. 20-C55, Class D, 2.50%, 2/15/53	2,057,000	1,763,703
WF-RBS Commercial Mortgage Trust
Ser. 12-C6, Class B, 4.697%, 4/15/45	30,160	30,136
FRB Ser. 12-C10, Class C, 4.346%, 12/15/45(WAC)	401,000	362,803
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class D, 4.887%, 6/15/44(WAC)	771,000	700,327
Ser. 11-C4, Class E, 4.887%, 6/15/44(WAC)	377,000	278,840
FRB Ser. 12-C7, Class D, 4.74%, 6/15/45(WAC)	1,621,000	648,905
FRB Ser. 13-C15, Class D, 4.503%, 8/15/46(WAC)	2,015,000	1,177,908
FRB Ser. 12-C10, Class D, 4.411%, 12/15/45(WAC)	1,169,000	811,366
FRB Ser. 12-C10, Class E, 4.411%, 12/15/45(WAC)	1,658,000	433,768
FRB Ser. 12-C9, Class XB, IO, 0.713%, 11/15/45(WAC)	46,094,000	170,546

		57,917,045
Residential mortgage-backed securities (non-agency) (11.9%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.298%, 5/25/47	1,309,923	772,599
Arroyo Mortgage Trust 144A Ser. 19-1, Class A3, 4.01%, 1/25/49(WAC)	321,974	320,729
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 0.348%, 6/25/36	1,020,000	1,002,438
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 2.886%, 4/25/37(WAC)	370,754	370,258
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 0.458%, 3/25/37	762,694	712,199
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.183%, 6/25/46(WAC)	440,911	480,108
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.027%, 6/25/46	1,481,656	1,388,433
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.66%), 0.764%, 11/20/35	1,819,689	1,780,377
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.38%), 0.488%, 8/25/46	369,540	331,005
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.38%), 0.488%, 8/25/46	166,123	152,000
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 0.728%, 4/25/35	292,593	266,830
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 10.108%, 7/25/28	648,214	728,970
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 9.458%, 4/25/28	1,529,800	1,678,659
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class B, (1 Month US LIBOR + 9.20%), 9.308%, 10/25/27	988,624	1,114,732
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 7.658%, 12/25/27	790,013	829,059
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 6.458%, 9/25/28	139,245	148,506
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M3, (1 Month US LIBOR + 5.55%), 5.658%, 7/25/28	596,647	623,956
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (1 Month US LIBOR + 5.15%), 5.258%, 10/25/29	300,000	326,045
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3B, (1 Month US LIBOR + 5.15%), 5.258%, 11/25/28	280,000	295,400
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.108%, 12/25/28	2,718,235	2,840,272
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class B1, (1 Month US LIBOR + 4.35%), 4.458%, 9/25/30	268,000	278,668
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M3, (1 Month US LIBOR + 3.80%), 3.908%, 3/25/29	250,251	258,422
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 3.558%, 10/25/29	784,043	807,915
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2B, (1 Month US LIBOR + 2.50%), 2.608%, 3/25/30	1,229,000	1,246,147
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 2.408%, 9/25/30	510,663	517,816
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2AS, (1 Month US LIBOR + 1.10%), 1.208%, 3/25/30	950,591	951,555
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B1, (1 Month US LIBOR + 5.75%), 5.858%, 7/25/50	268,000	282,097
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3, 4.75%, 8/25/57(WAC)	340,000	350,217
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 3.808%, 12/25/30	400,000	415,378
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.758%, 1/25/49	220,787	223,360
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.558%, 3/25/49	86,557	87,504
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (1 Month US LIBOR + 2.40%), 2.508%, 2/25/47	872,000	886,831
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.408%, 10/25/48	102,900	104,361
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 2.35%, 8/25/33	1,469,000	1,488,779
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class M2, (1 Month US LIBOR + 2.10%), 2.208%, 9/25/48	1,526,000	1,544,181
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class M2B, (1 Month US LIBOR + 2.10%), 2.208%, 9/25/48	179,000	181,252
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 1.90%, 1/25/42	347,000	347,451
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (1 Month US LIBOR + 1.00%), 1.108%, 2/25/47	3,411,000	3,395,001
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 0.90%, 9/25/41	259,000	258,329
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 12.358%, 9/25/28	1,578,726	1,807,591
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 11.858%, 10/25/28	834,662	956,244
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 11.858%, 8/25/28	287,991	322,225
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 7.058%, 8/25/28	323,975	341,518
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.858%, 8/25/28	10,771	11,260
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.108%, 9/25/28	124,143	128,294
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.808%, 4/25/28	931,126	980,686
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.658%, 4/25/28	203,589	212,154
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (1 Month US LIBOR + 5.00%), 5.108%, 11/25/24	2,624	2,661
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 5.008%, 11/25/24	482,179	501,013
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.558%, 1/25/29	1,028,035	1,062,951
Connecticut Avenue Securities FRB Ser. 14-C01, Class M2, (1 Month US LIBOR + 4.40%), 4.508%, 1/25/24	984,120	1,023,580
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 4.458%, 5/25/29	1,375,858	1,428,028
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 4.408%, 2/25/25	67,244	68,395
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 4.358%, 4/25/29	1,145,122	1,181,474
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.108%, 5/25/25	5,623	5,744
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.108%, 5/25/25	5,717	5,727
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 3.708%, 1/25/30	370,000	386,565
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.658%, 7/25/29	781,763	802,252
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2C, (1 Month US LIBOR + 3.55%), 3.658%, 7/25/29	273,000	282,532
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 3.008%, 7/25/24	393,483	399,293
Connecticut Avenue Securities FRB Ser. 14-C02, Class 2M2, (1 Month US LIBOR + 2.60%), 2.708%, 5/25/24	115,689	117,421
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2, (1 Month US LIBOR + 2.50%), 2.608%, 5/25/30	470,189	476,880
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.358%, 7/25/30	169,921	172,148
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2, (1 Month US LIBOR + 2.10%), 2.208%, 3/25/31	278,941	282,155
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1ED1, (1 Month US LIBOR + 0.65%), 0.758%, 1/25/31	216,997	216,251
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2ED1, (1 Month US LIBOR + 0.60%), 0.708%, 11/25/29	155,423	154,354
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (1 Month US LIBOR + 3.25%), 3.358%, 1/25/40	1,249,000	1,241,334
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.558%, 7/25/31	65,629	65,896
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 2.258%, 11/25/39	681,818	680,719
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2M2, (1 Month US LIBOR + 2.00%), 2.108%, 1/25/40	140,134	140,692
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 0.95%, 11/25/41	139,645	139,603
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	350,532	350,171
GSAA Home Equity Trust Ser. 06-15, Class AF3A, 5.882%, 9/25/36(WAC)	771,939	326,526
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 0.623%, 5/19/35	807,414	342,954
Home Re, Ltd. 144A FRB Ser. 21-2, Class B1, (US 30 Day Average SOFR + 4.15%), 4.20%, 1/25/34 (Bermuda)	213,000	207,683
Homeward Opportunities Fund I Trust 144A Ser. 20-2, Class A3, 3.196%, 5/25/65(WAC)	647,000	646,582
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 0.508%, 6/25/37	543,262	266,094
Legacy Mortgage Asset Trust 144A Ser. 21-GS3, Class A2, 3.25%, 7/25/61	403,000	396,960
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (1 Month US LIBOR + 0.43%), 0.538%, 5/25/46	660,738	588,057
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A3, 2.911%, 5/25/60(WAC)	381,000	382,636
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 0.528%, 8/25/36	335,586	322,162
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 2.95%, 9/25/35(WAC)	253,545	252,927
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.98%), 1.088%, 10/25/45	525,094	522,962

		49,991,193

Total mortgage-backed securities (cost $215,522,484)		$193,011,864

CORPORATE BONDS AND NOTES (17.5%)(a)
	Principal amount	Value
Basic materials (2.0%)
Axalta Coating Systems, LLC/Axalta Coating Systems Dutch Holding B BV 144A company guaranty sr. unsec. notes 4.75%, 6/15/27	$980,000	$1,006,830
CF Industries, Inc. company guaranty sr. unsec. notes 3.45%, 6/1/23	1,120,000	1,144,394
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30	430,000	412,800
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27	257,000	266,021
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26	1,152,000	1,147,680
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	1,705,000	1,696,475
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27	960,000	976,800
WR Grace Holdings, LLC 144A company guaranty sr. notes 5.625%, 10/1/24	1,520,000	1,573,200

		8,224,200
Capital goods (0.6%)
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27	793,000	813,578
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5.875%, 8/15/23	1,025,000	1,057,165
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26	196,000	202,615
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	520,000	536,900

		2,610,258
Communication services (1.9%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26	443,000	453,521
Charter Communications Operating, LLC/Charter Communications Operating Capital company guaranty sr. notes 3.75%, 2/15/28	1,048,000	1,090,623
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28	648,000	620,084
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26	650,000	630,500
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26	750,000	763,283
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27	899,000	894,595
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	265,000	315,218
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23	1,045,000	1,128,600
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	526,000	540,360
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28	374,000	386,623
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	1,347,000	1,376,796

		8,200,203
Consumer cyclicals (2.0%)
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	377,000	388,553
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25	1,000,000	1,051,250
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30	410,000	412,140
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	483,000	492,044
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	1,171,000	1,255,898
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	195,000	207,675
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22	565,000	575,283
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26	700,000	780,850
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	471,000	435,675
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	680,000	694,450
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	837,000	864,203
Spectrum Brands, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/30	123,000	128,228
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	445,000	448,338
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28	520,000	512,850

		8,247,437
Consumer staples (2.2%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)	165,000	161,898
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	2,280,000	2,333,580
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/15/29	840,000	793,094
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26	2,128,000	2,150,087
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27	515,000	529,806
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	762,000	752,475
Netflix, Inc. sr. unsec. notes 5.50%, 2/15/22	420,000	420,588
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	710,000	822,713
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	205,000	234,407
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26	1,093,000	1,144,688

		9,343,336
Energy (3.4%)
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	1,085,000	1,138,100
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25	1,119,000	1,221,578
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	605,000	618,443
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31	275,000	313,475
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32	885,000	833,095
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	975,000	1,008,706
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	970,000	989,400
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	867,000	843,773
Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24	1,010,000	1,088,780
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	758,000	877,385
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	1,259,000	1,529,307
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)	400,000	411,826
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 5.50%, 6/10/51 (Brazil)	86,000	75,696
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	488,000	524,600
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)	88,000	90,728
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)	78,000	83,071
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)	483,000	459,575
Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. bonds 6.70%, 2/16/32 (Mexico)	90,000	89,091
Southwestern Energy Co. company guaranty sr. unsec. bonds 4.75%, 2/1/32	379,000	378,359
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30	1,225,000	1,255,147
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	368,000	350,520

		14,180,655
Financials (3.5%)
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	540,000	731,814
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	1,209,000	1,331,029
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	1,096,000	1,179,515
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	1,658,000	1,807,009
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	1,883,000	2,042,394
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. bonds 3.625%, 10/1/31	655,000	570,669
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)	1,146,000	1,201,868
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	425,000	459,094
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26	1,095,000	1,125,660
Itau Unibanco Holding SA/Cayman Islands 144A unsec. sub. FRB 3.875%, 4/15/31 (Brazil)	810,000	766,916
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	483,000	479,863
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	1,000,000	1,099,334
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)	1,748,000	1,787,330

		14,582,495
Health care (1.3%)
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	930,000	964,875
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	950,000	1,039,343
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	140,000	130,698
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26	1,655,000	1,662,481
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)	1,132,000	1,153,208
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30	237,000	227,113
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	340,000	335,616

		5,513,334
Technology (0.3%)
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	815,000	825,384
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	591,000	575,025

		1,400,409
Utilities and power (0.3%)
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28	755,000	737,937
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	501,000	473,445

		1,211,382

Total corporate bonds and notes (cost $73,419,466)		$73,513,709

COLLATERALIZED LOAN OBLIGATIONS (9.4%)(a)
	Principal amount	Value
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (BBA LIBOR USD 3 Month + 1.10%), 1.341%, 4/15/34 (Cayman Islands)	$1,245,000	$1,242,362
AGL CLO 13, Ltd. 144A FRB Ser. 21-13A, Class A1, (BBA LIBOR USD 3 Month + 1.16%), 1.32%, 10/20/34 (Cayman Islands)	1,177,000	1,177,991
AIG CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (BBA LIBOR USD 3 Month + 1.10%), 1.359%, 4/22/34	692,000	690,161
AIG CLO, Ltd. 144A FRB Ser. 21-2A, Class AR, (BBA LIBOR USD 3 Month + 1.10%), 1.358%, 10/25/33 (Cayman Islands)	250,000	250,024
Aimco CLO 14, Ltd. 144A FRB Ser. 21-14A, Class A, (BBA LIBOR USD 3 Month + 0.99%), 1.244%, 4/20/34 (Cayman Islands)	556,000	552,159
Apidos CLO XXIII 144A FRB Ser. 20-23A, Class AR, (BBA LIBOR USD 3 Month + 1.22%), 1.461%, 4/15/33	1,500,000	1,500,920
Apidos CLO XXXV 144A FRB Ser. 21-35A, Class A, (BBA LIBOR USD 3 Month + 1.05%), 1.304%, 4/20/34 (Cayman Islands)	250,000	249,202
Ares LX CLO, Ltd. 144A FRB Ser. 21-60A, Class A, (BBA LIBOR USD 3 Month + 1.12%), 1.361%, 7/18/34 (Cayman Islands)	543,000	543,078
Ares XLI CLO, Ltd. 144A FRB Ser. 21-41A, Class AR2, (BBA LIBOR USD 3 Month + 1.07%), 1.311%, 4/15/34 (Cayman Islands)	750,000	750,103
Benefit Street Partners CLO V-B, Ltd. 144A FRB Ser. 18-5BA, Class A1A, (BBA LIBOR USD 3 Month + 1.09%), 1.344%, 4/20/31	381,000	381,058
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (BBA LIBOR USD 3 Month + 1.17%), 1.411%, 10/15/34 (Cayman Islands)	369,000	369,249
Carlyle C17 CLO, Ltd. 144A FRB Ser. C17A, Class A1AR, (BBA LIBOR USD 3 Month + 1.03%), 1.329%, 4/30/31	423,000	423,801
Cedar Funding II CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (BBA LIBOR USD 3 Month + 1.08%), 1.334%, 4/20/34	600,000	600,218
Columbia Cent CLO 29, Ltd. 144A FRB Ser. 21-29A, Class AR, (BBA LIBOR USD 3 Month + 1.17%), 1.424%, 10/20/34	506,000	506,345
Dryden 78 CLO, Ltd. 144A FRB Ser. 20-78A, Class A, (BBA LIBOR USD 3 Month + 1.18%), 1.421%, 4/17/33 (Cayman Islands)	498,000	498,148
Elevation CLO, Ltd. 144A FRB Ser. 17-2A, Class A1R, (BBA LIBOR USD 3 Month + 1.23%), 1.471%, 10/15/29	1,324,133	1,324,565
Elmwood CLO II, Ltd. 144A FRB Ser. 21-2A, Class AR, (BBA LIBOR USD 3 Month + 1.15%), 1.404%, 4/20/34	600,000	600,437
Elmwood CLO IV, Ltd. 144A FRB Ser. 20-1A, Class A, (BBA LIBOR USD 3 Month + 1.24%), 1.481%, 4/15/33 (Cayman Islands)	750,000	750,306
Elmwood CLO IV, Ltd. 144A FRB Ser. 20-1A, Class B, (BBA LIBOR USD 3 Month + 1.70%), 1.941%, 4/15/33 (Cayman Islands)	500,000	500,640
Elmwood CLO V, Ltd. 144A FRB Ser. 21-2A, Class AR, (BBA LIBOR USD 3 Month + 1.15%), 1.404%, 10/20/34 (Cayman Islands)	607,000	607,620
Galaxy XXII CLO, Ltd. 144A FRB Ser. 21-22A, Class ARR, (BBA LIBOR USD 3 Month + 1.20%), 1.441%, 4/16/34 (Cayman Islands)	882,000	883,097
GoldenTree Loan Management US CLO 5, Ltd. 144A FRB Ser. 21-5A, Class BR, (BBA LIBOR USD 3 Month + 1.55%), 1.804%, 10/20/32	1,000,000	1,000,574
Golub Capital Partners 48 LP 144A FRB Ser. 20-48A, Class A1, (BBA LIBOR USD 3 Month + 1.31%), 1.551%, 4/17/33	544,000	544,219
Guggenheim 1828 CLO, Ltd. 144A FRB Ser. 18-1A, Class A1S1, (BBA LIBOR USD 3 Month + 1.23%), 1.471%, 10/15/31 (Cayman Islands)	796,970	797,296
Gulf Stream Meridian 4, Ltd. 144A FRB Ser. 21-4A, Class A1, (BBA LIBOR USD 3 Month + 1.20%), 1.441%, 7/15/34 (Cayman Islands)	500,000	500,580
HalseyPoint CLO I, Ltd. 144A FRB Ser. 19-1A, Class A1A1, (BBA LIBOR USD 3 Month + 1.35%), 1.604%, 1/20/33 (Cayman Islands)	786,000	786,773
HalseyPoint CLO 3, Ltd. 144A FRB Ser. 20-3A, Class A1A, (BBA LIBOR USD 3 Month + 1.45%), 1.749%, 11/30/32 (Cayman Islands)	1,401,000	1,403,604
ICG US CLO, Ltd. 144A FRB Ser. 20-2RA, Class A2, (BBA LIBOR USD 3 Month + 1.80%), 2.041%, 1/16/33 (Cayman Islands)	672,000	672,198
ICG US CLO, Ltd. 144A FRB Ser. 21-3A, Class B1R, (BBA LIBOR USD 3 Month + 1.45%), 1.709%, 1/24/32 (Cayman Islands)	1,250,000	1,250,114
Kayne CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (BBA LIBOR USD 3 Month + 1.17%), 1.429%, 4/23/34 (Cayman Islands)	470,000	470,461
Logan CLO I, Ltd. 144A FRB Ser. 21-1A, Class A, (BBA LIBOR USD 3 Month + 1.16%), 1.414%, 7/20/34 (Cayman Islands)	761,000	762,731
Marathon CLO XIII, Ltd. 144A FRB Ser. 21-1A, Class AANR, (BBA LIBOR USD 3 Month + 1.32%), 1.561%, 4/15/32 (Cayman Islands)	500,000	501,306
Magnetite CLO XXVI, Ltd. 144A FRB Ser. 21-26A, Class A1R, (BBA LIBOR USD 3 Month + 1.12%), 1.378%, 7/25/34	448,000	448,132
Magnetite CLO XXVIII, Ltd. 144A FRB Ser. 21-28A, Class AR, (BBA LIBOR USD 3 Month + 1.13%), 1.276%, 1/20/35 (Cayman Islands)	750,000	752,160
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (BBA LIBOR USD 3 Month + 1.29%), 1.461%, 1/15/35 (Cayman Islands)	250,000	249,853
Nassau, Ltd. 144A FRB Ser. 21-IA, Class ANAR, (BBA LIBOR USD 3 Month + 1.35%), 1.482%, 4/15/31 (Cayman Islands)	379,000	379,243
Niagara Park CLO, Ltd. 144A FRB Ser. 21-1A, Class AR, (BBA LIBOR USD 3 Month + 1.00%), 1.241%, 7/17/32 (Cayman Islands)	786,000	786,145
Northwoods Capital XVII, Ltd. 144A FRB Ser. 18-17A, Class A, (BBA LIBOR USD 3 Month + 1.06%), 1.319%, 4/22/31 (Cayman Islands)	429,000	427,838
Oak Hill Credit Partners XVI 144A FRB Ser. 21-16A, Class A, (BBA LIBOR USD 3 Month + 1.15%), 1.314%, 10/18/34 (Cayman Islands)	500,000	500,590
Oaktree CLO, Ltd. 144A FRB Ser. 21-1A, Class A1, (BBA LIBOR USD 3 Month + 1.16%), 1.401%, 7/15/34 (Cayman Islands)	624,000	624,361
OCP CLO, Ltd. 144A FRB Ser. 21-19A, Class AR, (BBA LIBOR USD 3 Month + 1.15%), 1.404%, 10/20/34 (Cayman Islands)	857,000	856,512
Octagon Investment Partners 48, Ltd. 144A FRB Ser. 21-3A, Class AR, (BBA LIBOR USD 3 Month + 1.15%), 1.277%, 10/20/34 (Cayman Islands)	750,000	749,569
Octagon Investment Partners 54, Ltd. 144A FRB Ser. 21-1A, Class A1, (BBA LIBOR USD 3 Month + 1.12%), 1.361%, 7/15/34 (Cayman Islands)	337,000	337,048
Palmer Square CLO, Ltd. 144A FRB Ser. 21-1A, Class A1R, (BBA LIBOR USD 3 Month + 1.15%), 1.302%, 11/14/34 (Cayman Islands)	500,000	500,611
Palmer Square CLO, Ltd. 144A FRB Ser. 21-2A, Class A, (BBA LIBOR USD 3 Month + 1.15%), 1.391%, 7/15/34 (Cayman Islands)	971,000	971,562
Palmer Square Loan Funding, Ltd. 144A FRB Ser. 21-4A, Class A1, (BBA LIBOR USD 3 Month + 0.80%), 0.928%, 10/15/29 (Cayman Islands)	294,000	294,182
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1AR, (BBA LIBOR USD 3 Month + 1.00%), 1.254%, 10/20/31 (Cayman Islands)	500,000	500,052
Regatta XVIII Funding, Ltd. 144A FRB Ser. 21-1A, Class A1, (BBA LIBOR USD 3 Month + 1.10%), 1.341%, 1/15/34	750,000	748,411
Regatta XX Funding, Ltd. 144A FRB Ser. 21-2A, Class A, (BBA LIBOR USD 3 Month + 1.16%), 1.401%, 10/15/34 (Cayman Islands)	571,000	571,386
Riserva CLO, Ltd. 144A FRB Ser. 21-3A, Class ARR, (BBA LIBOR USD 3 Month + 1.06%), 1.301%, 1/18/34 (Cayman Islands)	250,000	248,847
RR, Ltd. 144A FRB Ser. 20-12A, Class AAR2, (BBA LIBOR USD 3 Month + 1.36%), 1.601%, 1/15/36	813,000	814,723
Signal Peak CLO 8, Ltd. 144A FRB Ser. 20-8A, Class A, (BBA LIBOR USD 3 Month + 1.27%), 1.524%, 4/20/33 (Cayman Islands)	789,000	789,638
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (BBA LIBOR USD 3 Month + 1.17%), 1.424%, 7/20/34 (Cayman Islands)	974,000	974,140
Sound Point CLO XXIX, Ltd. 144A FRB Ser. 21-1A, Class A, (BBA LIBOR USD 3 Month + 1.07%), 1.328%, 4/25/34 (Cayman Islands)	795,000	793,303
Trinitas CLO XVI, Ltd. 144A FRB Ser. 21-16A, Class A1, (BBA LIBOR USD 3 Month + 1.18%), 1.434%, 7/20/34 (Cayman Islands)	923,000	923,537
Vibrant CLO VIII, Ltd. 144A FRB Ser. 18-8A, Class A1A, (BBA LIBOR USD 3 Month + 1.14%), 1.394%, 1/20/31 (Cayman Islands)	1,000,000	1,000,042
Zais CLO, Ltd. 144A FRB Ser. 19-13A, Class A1A, (BBA LIBOR USD 3 Month + 1.49%), 1.731%, 7/15/32	1,214,000	1,215,823

Total collateralized loan obligations (cost $39,604,515)		$39,549,048

SENIOR LOANS (7.1%)(a)(c)
	Principal amount	Value
Basic materials (0.6%)
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.605%, 2/1/27	$1,647,934	$1,631,455
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.105%, 10/1/25	761,192	755,673

		2,387,128
Capital goods (1.3%)
Clarios Global LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.355%, 4/30/26	682,996	679,069
Gardner Denver, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 1.855%, 2/28/27	704,453	697,147
GFL Environmental, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.50%, 5/31/25	967,733	967,868
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.354%, 3/28/25	404,140	398,333
TransDigm, Inc. bank term loan FRN Ser. E, (BBA LIBOR USD 3 Month + 2.25%), 2.355%, 5/30/25	245,387	242,791
TransDigm, Inc. bank term loan FRN Ser. F, (BBA LIBOR USD 3 Month + 2.25%), 2.355%, 12/9/25	907,130	897,097
Vertiv Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.852%, 3/2/27	1,485,653	1,477,393

		5,359,698
Communication services (1.0%)
Altice US Finance I Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 2.356%, 1/15/26	970,000	954,238
Charter Communications Operating, LLC bank term loan FRN Ser. B2, (BBA LIBOR USD 3 Month + 1.75%), 1.86%, 2/1/27	734,701	727,046
CSC Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 2.356%, 7/17/25	807,220	794,328
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 3.75%), 8.00%, 11/27/23	1,019,814	1,016,540
Zayo Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR + 3.00%), 3.105%, 3/9/27	890,789	877,570

		4,369,722
Consumer cyclicals (2.4%)
AppleCaramel Buyer, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 6.25%, 10/19/27	514,787	514,319
Banijay Group US Holding, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 3.851%, 3/4/25	987,500	982,148
Cornerstone Building Brands, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 4/12/28	789,038	786,323
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 5/5/24	257,993	257,779
Entercom Media Corp. bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 2.50%), 2.609%, 11/17/24	777,215	766,140
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (1 Month US LIBOR + 2.50%), 3.25%, 10/4/23	979,065	981,866
Hilton Worldwide Finance, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 1.858%, 6/21/26	639,438	633,504
Reynolds Consumer Products, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 1.75%), 1.855%, 1/29/27	861,288	854,337
Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 2.855%, 8/14/24	1,540,680	1,535,580
Stars Group Holdings BV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 2.474%, 7/29/25	764,430	762,007
Terrier Media Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 3.605%, 12/17/26	1,036,882	1,028,815
Univision Communications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 3/24/26	637,415	636,064
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 7/24/24	477,934	477,934

		10,216,816
Consumer staples (0.4%)
1011778 BC, ULC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 1.855%, 11/19/26	876,135	862,581
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	716,250	701,180

		1,563,761
Energy (0.2%)
Prairie ECI Acquiror LP bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 4.855%, 3/11/26	1,000,000	977,190

		977,190
Health care (0.5%)
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 1.852%, 2/4/27	947,025	931,636
Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 2.105%, 11/15/27	385,648	380,685
Ortho-Clinical Diagnostics, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.278%, 6/30/25	623,436	622,919

		1,935,240
Technology (0.5%)
Boxer Parent Co., Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 3.974%, 10/2/25	718,069	715,168
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 7/30/27	1,012,188	1,009,202
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 12/1/27	480,150	479,852

		2,204,222
Utilities and power (0.2%)
Calpine Construction Finance Co. LP bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 2.105%, 1/15/25	777,600	770,407
Vistra Operations Co., LLC bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 1.75%), 1.855%, 12/1/25	241,068	238,376

		1,008,783

Total senior loans (cost $29,447,549)		$30,022,560

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (4.4%)(a)
	Principal amount	Value
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)	$230,000	$225,688
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.40%, 6/5/49 (Dominican Republic)	311,000	310,611
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)	118,000	138,208
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)	242,000	272,553
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)	721,000	790,396
Indonesia (Republic of) sr. unsec. unsub. notes 3.85%, 10/15/30 (Indonesia)	1,194,000	1,294,929
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/15/24 (Indonesia)	585,000	634,730
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)	300,000	329,252
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	310,000	337,510
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)	1,290,000	1,322,247
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)	1,795,000	1,835,388
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.75%, 12/31/32 (Ivory Coast)	137,958	137,096
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%, 3/15/39 (Jamaica)	416,000	574,084
Jamaica (Government of) sr. unsec. unsub. notes 6.75%, 4/28/28 (Jamaica)	200,000	227,440
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 7/21/45 (Kazakhstan)	690,000	917,645
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)	420,000	479,837
Kazakhstan (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.125%, 7/21/25 (Kazakhstan)	560,000	613,610
Kenya (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 6/24/24 (Kenya)	1,120,000	1,187,189
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	1,291,000	1,463,826
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)	535,000	583,150
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)	255,000	275,403
Romania (Government of) 144A unsec. bonds 3.625%, 3/27/32 (Romania)	1,000,000	998,750
Senegal (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.75%, 3/13/48 (Senegal)	635,000	593,725
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)	845,000	850,281
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 9/16/25 (South Africa)	255,000	277,670
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	305,000	316,064
Tunisia (Central Bank of) sr. unsec. unsub. notes Ser. REGS, 5.75%, 1/30/25 (Tunisia)	550,000	424,875
Turkey (Republic of) sr. unsec. unsub. notes 6.35%, 8/10/24 (Turkey)	300,000	301,398
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)	217,000	204,006
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)	500,000	534,213

Total foreign government and agency bonds and notes (cost $18,257,987)		$18,451,774

ASSET-BACKED SECURITIES (2.5%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$1,132,000	$1,132,000
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 1.008%, 10/25/53	1,115,000	1,115,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.908%, 11/25/53	672,000	672,000
Mortgage Repurchase Agreement Financing Trust 144A
FRB Ser. 20-5, Class A1, (1 Month US LIBOR + 1.00%), 1.104%, 8/10/23	800,000	799,998
FRB Ser. 21-S1, Class A1, (1 Month US LIBOR + 0.50%), 0.604%, 9/10/22	779,000	777,830
MRA Issuance Trust 144A
FRB Ser. 21-EBO1, Class A2X, (1 Month US LIBOR + 1.75%), 1.852%, 4/15/22	1,361,000	1,359,283
FRB Ser. 21-EBO4, Class A1X, (1 Month US LIBOR + 1.75%), 1.852%, 2/16/22	1,443,000	1,442,992
FRB Ser. 21-NA1, Class A1X, (1 Month US LIBOR + 1.50%), 1.602%, 3/8/22	1,509,000	1,508,996
ROC Mortgage Trust 144A Ser. 21-RTL1, Class A1, 2.487%, 8/25/26(WAC)	870,000	863,997
Station Place Securitization Trust 144A FRB Ser. 21-14, Class A1, (1 Month US LIBOR + 0.70%), 0.809%, 12/8/22	490,000	490,000
Toorak Mortgage Corp., Ltd. 144A Ser. 19-1, Class A1, 4.535%, 3/25/22(WAC)	230,864	231,291

Total asset-backed securities (cost $10,401,863)		$10,393,387

CONVERTIBLE BONDS AND NOTES (1.4%)(a)
	Principal amount	Value
Capital goods (—%)
John Bean Technologies Corp. 144A cv. sr. unsec. notes 0.25%, 5/15/26	$54,000	$55,012

		55,012
Communication services (0.1%)
Cable One, Inc. 144A company guaranty cv. sr. unsec. notes 1.125%, 3/15/28	138,000	127,857
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	139,000	129,380
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	21,000	28,770
Liberty Media Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/1/50	50,000	67,171
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49	175,000	179,360

		532,538
Consumer cyclicals (0.2%)
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	65,000	60,535
Block, Inc. cv. sr. unsec. sub. notes zero %, 5/1/26	65,000	60,837
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	64,000	95,560
Burlington Stores, Inc. cv. sr. unsec. notes 2.25%, 4/15/25	48,000	62,560
DraftKings, Inc. 144A cv. sr. unsec. unsub. notes zero %, 3/15/28	43,000	32,722
Expedia Group, Inc. 144A company guaranty cv. sr. unsec. unsub. notes zero %, 2/15/26	67,000	78,276
Ford Motor Co. 144A cv. sr. unsec. notes zero %, 3/15/26	108,000	146,512
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23	45,000	75,056
National Vision Holdings, Inc. cv. sr. unsec. sub. notes 2.50%, 5/15/25	20,000	29,650
NCL Corp, Ltd. 144A cv. sr. unsec. notes 1.125%, 2/15/27	41,000	38,985
Royal Caribbean Cruises, Ltd. cv. sr. unsec. notes 2.875%, 11/15/23	87,000	103,180
Shift4 Payments, Inc. 144A cv. sr. unsec. sub. notes zero %, 12/15/25	53,000	53,204
Vail Resorts, Inc. cv. sr. unsec. sub. notes zero %, 1/1/26	119,000	119,219
Winnebago Industries, Inc. cv. sr. unsec. notes 1.50%, 4/1/25	40,000	47,632

		1,003,928
Consumer staples (0.1%)
Airbnb, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/15/26	75,000	71,251
Beauty Health Co. (The) 144A cv. sr. unsec. sub. notes 1.25%, 10/1/26	44,000	36,674
Cheesecake Factory, Inc. (The) cv. sr. unsec. sub. notes 0.375%, 6/15/26	58,000	51,092
Chegg, Inc. cv. sr. unsec. notes zero %, 9/1/26	70,000	56,470
Etsy, Inc. 144A cv. sr. unsec. notes 0.25%, 6/15/28	58,000	57,275
Shake Shack, Inc. 144A cv. sr. unsec. notes zero %, 3/1/28	104,000	86,017
Uber Technologies, Inc. cv. sr. unsec. notes zero %, 12/15/25	74,000	69,297
Wayfair, Inc. cv. sr. unsec. notes 0.625%, 10/1/25	35,000	30,672
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25	21,000	24,288

		483,036
Energy (0.1%)
Enphase Energy, Inc. 144A cv. sr. unsec. notes zero %, 3/1/28	138,000	125,941
Pioneer Natural Resources Co. cv. sr. unsec. notes 0.25%, 5/15/25	46,000	95,364
Sunrun, Inc. 144A cv. sr. unsec. notes zero %, 2/1/26	103,000	76,993
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	54,000	49,768

		348,066
Financials (0.1%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)	53,000	54,272
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23	77,000	85,824
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26	43,000	39,898

		179,994
Health care (0.2%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	36,000	38,440
DexCom, Inc. cv. sr. unsec. unsub. notes 0.25%, 11/15/25	71,000	75,495
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	128,000	122,288
Guardant Health, Inc. cv. sr. unsec. sub. notes zero %, 11/15/27	58,000	49,294
Halozyme Therapeutics, Inc. 144A cv. sr. unsec. notes 0.25%, 3/1/27	80,000	68,966
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	31,000	39,386
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 1.50%, 6/15/26	38,000	42,078
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)	67,000	68,131
NeoGenomics, Inc. cv. sr. unsec. notes 0.25%, 1/15/28	110,000	81,609
Pacira Pharmaceuticals, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/25	63,000	71,727
Tandem Diabetes Care, Inc. 144A cv. sr. unsec. notes 1.50%, 5/1/25	26,000	32,968
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	45,000	40,005

		730,387
Technology (0.5%)
3D Systems Corp. 144A cv. sr. unsec. notes zero %, 11/15/26	42,000	37,063
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	111,000	126,873
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	39,000	50,037
Avalara, Inc. 144A cv. sr. unsec. notes 0.25%, 8/1/26	45,000	39,898
Bentley Systems, Inc. 144A cv. sr. unsec. sub. notes 0.375%, 7/1/27	79,000	67,743
Bill.com Holdings, Inc. 144A cv. sr. unsec. unsub. notes zero %, 4/1/27	44,000	39,634
Blackline, Inc. 144A cv. sr. unsec. notes zero %, 3/15/26	57,000	50,385
Box, Inc. sr. unsec. notes zero %, 1/15/26	101,000	120,311
Ceridian HCM Holding, Inc. 144A cv. sr. unsec. notes 0.25%, 3/15/26	62,000	56,811
Coupa Software, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	85,000	75,752
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24 (Israel)	49,000	54,417
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	18,000	30,825
DigitalOcean Holdings, Inc. 144A cv. sr. unsec. notes zero %, 12/1/26	41,000	33,156
Envestnet, Inc. 144A cv. company guaranty sr. unsec. notes 0.75%, 8/15/25	74,000	71,304
Everbridge, Inc. 144A cv. sr. unsec. notes zero %, 3/15/26	68,000	55,556
Five9, Inc. cv. sr. unsec. notes 0.50%, 6/1/25	26,000	30,392
Impinj, Inc. 144A cv. sr. unsec. notes 1.125%, 5/15/27	42,000	44,248
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	58,000	69,615
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	104,000	115,781
ON Semiconductor Corp. 144A cv. sr. unsec. notes zero %, 5/1/27	80,000	106,810
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	46,000	81,324
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25	67,000	67,553
Perficient, Inc. 144A cv. sr. unsec. notes 0.125%, 11/15/26	42,000	36,932
Rapid7, Inc. 144A cv. sr. unsec. notes 0.25%, 3/15/27	52,000	59,031
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/1/25	55,000	50,290
Silicon Laboratories, Inc. cv. sr. unsec. notes 0.625%, 6/15/25	39,000	57,297
Snap, Inc. 144A cv. sr. unsec. notes zero %, 5/1/27	70,000	60,065
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	118,000	107,149
Twitter, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/15/26	150,000	132,750
Unity Software, Inc. 144A cv. sr. unsec. notes zero %, 11/15/26	41,000	34,297
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24	27,000	35,741
Zendesk, Inc. cv. sr. unsec. notes 0.625%, 6/15/25	34,000	39,236
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	28,000	50,576

		2,088,852
Transportation (0.1%)
American Airlines Group, Inc. cv. company guaranty notes 6.50%, 7/1/25	22,000	29,084
JetBlue Airways Corp. 144A cv. sr. unsec. notes 0.50%, 4/1/26	83,000	79,408
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	91,000	123,990

		232,482
Utilities and power (—%)
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec. notes zero %, 11/15/25	76,000	78,739
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48	63,000	71,364

		150,103

Total convertible bonds and notes (cost $5,761,706)		$5,804,398

PURCHASED SWAP OPTIONS OUTSTANDING (1.4%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value
Bank of America N.A.
0.485/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.485		$28,084,300	$15,446
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		4,663,100	487,434
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		4,663,100	158,965
JPMorgan Chase Bank N.A.
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		4,467,000	414,850
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		4,467,000	405,202
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		4,467,000	163,984
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		4,467,000	159,651
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		3,450,300	807,577
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		3,450,300	796,329
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		3,450,300	685,402
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		5,643,600	367,398
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		5,643,600	157,344
NatWest Markets PLC
(0.52)/Sterling Overnight Index Average/Sep-23	Sep-22/0.52	GBP	53,602,900	729,556
UBS AG
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	8,745,700	312,250
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	8,745,700	125,371

Total purchased swap options outstanding (cost $3,909,829)				$5,786,759

SHORT-TERM INVESTMENTS (13.0%)(a)
		Principal amount/ shares	Value
Interest in $485,000,000 joint tri-party repurchase agreement dated 1/31/2022 with Citigroup Global Markets, Inc. due 2/1/2022 - maturity value of $32,879,055 for an effective yield of 0.060% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 2.500% to 4.000% and due dates ranging from 12/20/2051 to 1/20/2052, valued at $494,721,690)		$32,879,000	$32,879,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	839,000	839,000
U.S. Treasury Bills 0.054%, 5/19/22(SEG)(SEGSF)(SEGCCS)		$800,000	799,363
U.S. Treasury Bills 0.048%, 3/24/22(SEG)(SEGSF)		3,700,000	3,699,594
U.S. Treasury Bills 0.045%, 2/17/22		1,700,000	1,699,977
U.S. Treasury Bills 0.042%, 3/3/22(SEG)(SEGSF)		3,976,000	3,975,884
U.S. Treasury Bills 0.041%, 3/17/22(SEG)(SEGSF)		4,100,000	4,099,841
U.S. Treasury Bills 0.040%, 4/21/22(SEG)(SEGSF)(SEGCCS)		6,800,000	6,797,519
U.S. Treasury Bills 0.037%, 3/10/22		100,000	99,997

Total short-term investments (cost $54,892,666)			$54,890,175
TOTAL INVESTMENTS

Total investments (cost $692,038,684)			$671,665,550

	FORWARD CURRENCY CONTRACTS at 1/31/22 (aggregate face value $168,712,139) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Buy	3/16/22	$915,375	$904,889	$10,486
		Canadian Dollar	Buy	4/20/22	428,044	427,751	293
		Euro	Buy	3/16/22	1,944,920	1,965,874	(20,954)
		Japanese Yen	Buy	2/16/22	5,091,982	5,147,250	(55,268)
		Japanese Yen	Sell	2/16/22	5,091,982	5,075,877	(16,105)
		New Zealand Dollar	Buy	4/20/22	4,139	4,279	(140)
		Norwegian Krone	Sell	3/16/22	3,258	3,229	(29)
		Swedish Krona	Sell	3/16/22	1,116	1,103	(13)
		Swiss Franc	Buy	3/16/22	257,028	259,618	(2,590)
	Barclays Bank PLC
		British Pound	Buy	3/16/22	88,337	95,820	(7,483)
		Euro	Sell	3/16/22	2,696,418	2,724,930	28,512
		Japanese Yen	Buy	2/16/22	2,438,435	2,468,768	(30,333)
		Japanese Yen	Sell	2/16/22	2,438,435	2,430,691	(7,744)
		Swedish Krona	Sell	3/16/22	63,148	64,684	1,536
		Swiss Franc	Buy	3/16/22	1,521,756	1,537,605	(15,849)
	Citibank, N.A.
		British Pound	Sell	3/16/22	2,052,064	2,032,283	(19,781)
		Euro	Sell	3/16/22	638,824	645,550	6,726
		Japanese Yen	Buy	2/16/22	2,127,364	2,154,013	(26,649)
		Japanese Yen	Sell	2/16/22	2,127,364	2,120,621	(6,743)
		Swedish Krona	Sell	3/16/22	209,188	216,113	6,925
		Swiss Franc	Sell	3/16/22	629,122	635,434	6,312
	Credit Suisse International
		British Pound	Sell	3/16/22	931,779	922,659	(9,120)
		Euro	Sell	3/16/22	971,448	981,706	10,258
	Goldman Sachs International
		British Pound	Buy	3/16/22	39,799	47,737	(7,938)
		Canadian Dollar	Buy	4/20/22	2,832	2,832	—
		Euro	Sell	3/16/22	2,251,681	2,275,889	24,208
		Japanese Yen	Buy	2/16/22	3,985,550	4,030,674	(45,124)
		Japanese Yen	Sell	2/16/22	3,985,550	4,010,157	24,607
		Norwegian Krone	Sell	3/16/22	206,672	204,848	(1,824)
		Swedish Krona	Sell	3/16/22	31,532	32,584	1,052
		Swiss Franc	Buy	3/16/22	2,622,369	2,649,637	(27,268)
	HSBC Bank USA, National Association
		British Pound	Sell	3/16/22	2,670,561	2,644,844	(25,717)
		Euro	Buy	3/16/22	3,407,546	3,443,545	(35,999)
		Japanese Yen	Buy	2/16/22	3,931,998	3,979,969	(47,971)
		Japanese Yen	Sell	2/16/22	3,931,998	3,919,555	(12,443)
		Swedish Krona	Buy	3/16/22	4,131	4,268	(137)
		Swiss Franc	Sell	3/16/22	5,403	5,458	55
	JPMorgan Chase Bank N.A.
		Australian Dollar	Sell	4/20/22	2,759	2,830	71
		British Pound	Buy	3/16/22	902,871	894,065	8,806
		Canadian Dollar	Sell	4/20/22	22,731	23,086	355
		Euro	Buy	3/16/22	3,035,339	3,067,700	(32,361)
		Japanese Yen	Buy	2/16/22	3,271,284	3,261,028	10,256
		Japanese Yen	Sell	2/16/22	3,271,284	3,312,182	40,898
		Norwegian Krone	Sell	3/16/22	14,988	14,986	(2)
		Swedish Krona	Sell	3/16/22	4,002	4,084	82
		Swiss Franc	Sell	3/16/22	517,516	522,869	5,353
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	4/20/22	1,415	1,433	(18)
		British Pound	Buy	3/16/22	750,129	754,779	(4,650)
		Canadian Dollar	Sell	4/20/22	16,046	16,141	95
		Euro	Sell	3/16/22	674,133	681,339	7,206
		Japanese Yen	Buy	2/16/22	1,620,767	1,636,650	(15,883)
		Japanese Yen	Sell	2/16/22	1,620,767	1,644,376	23,609
		New Zealand Dollar	Sell	4/20/22	2,147,235	2,227,662	80,427
		Norwegian Krone	Sell	3/16/22	202,087	197,434	(4,653)
		Swedish Krona	Sell	3/16/22	358,445	368,128	9,683
		Swiss Franc	Sell	3/16/22	2,023,176	2,048,762	25,586
	NatWest Markets PLC
		British Pound	Buy	3/16/22	632,749	625,110	7,639
		Euro	Sell	3/16/22	4,397,099	4,446,948	49,849
		Japanese Yen	Buy	2/16/22	486,427	484,886	1,541
		Japanese Yen	Sell	2/16/22	486,427	490,956	4,529
		Norwegian Krone	Buy	3/16/22	899	879	20
		Swiss Franc	Buy	3/16/22	681,630	688,728	(7,098)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	4/20/22	2,340,436	2,370,138	29,702
		British Pound	Sell	3/16/22	2,273,378	2,252,441	(20,937)
		Canadian Dollar	Sell	4/20/22	2,940,540	2,934,204	(6,336)
		Euro	Sell	3/16/22	6,813,631	6,892,913	79,282
		Japanese Yen	Buy	2/16/22	15,427,590	15,391,078	36,512
		Japanese Yen	Sell	2/16/22	15,427,590	15,621,686	194,096
		New Zealand Dollar	Sell	4/20/22	11,958	12,185	227
		Norwegian Krone	Sell	3/16/22	393,491	385,900	(7,591)
		Swedish Krona	Sell	3/16/22	1,365,770	1,409,840	44,070
		Swiss Franc	Buy	3/16/22	4,793,991	4,844,221	(50,230)
	Toronto-Dominion Bank
		British Pound	Sell	3/16/22	379,703	367,649	(12,054)
		Canadian Dollar	Sell	4/20/22	973,835	971,974	(1,861)
		Euro	Sell	3/16/22	2,523,471	2,557,440	33,969
		Japanese Yen	Buy	2/16/22	2,979,456	3,016,522	(37,066)
		Japanese Yen	Sell	2/16/22	2,979,456	2,997,076	17,620
		Norwegian Krone	Sell	3/16/22	427,264	420,558	(6,706)
		Swedish Krona	Sell	3/16/22	679,607	702,131	22,524
	UBS AG
		Australian Dollar	Sell	4/20/22	4,173	4,188	15
		British Pound	Buy	3/16/22	1,305,834	1,292,936	12,898
		Canadian Dollar	Sell	4/20/22	10,933	11,037	104
		Euro	Buy	3/16/22	6,707,703	6,779,277	(71,574)
		Japanese Yen	Buy	2/16/22	7,353,958	7,481,727	(127,769)
		Norwegian Krone	Buy	3/16/22	3,427	3,386	41
		Swedish Krona	Sell	3/16/22	8,905	9,247	342
		Swiss Franc	Buy	3/16/22	600,709	606,946	(6,237)
	WestPac Banking Corp.
		British Pound	Buy	3/16/22	1,035,310	1,025,320	9,990
		Euro	Sell	3/16/22	277,300	280,277	2,977
		Japanese Yen	Buy	2/16/22	288,720	287,803	917
		Japanese Yen	Sell	2/16/22	288,720	292,254	3,534

	Unrealized appreciation						885,795

	Unrealized (depreciation)						(836,248)

	Total						$49,547
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 1/31/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	1,052	$227,922,375	$227,922,375	Mar-22	$1,798,218
U.S. Treasury Note Ultra 10 yr (Short)	162	23,138,156	23,138,156	Mar-22	189,479

Unrealized appreciation					1,987,697

Unrealized (depreciation)					—

Total					$1,987,697

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/22 (premiums $9,119,705) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.985		$28,084,300	$295,447
Citibank, N.A.
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		5,613,600	285,227
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		5,613,600	406,032
2.395/3 month USD-LIBOR-BBA/Nov-33	Nov-23/2.395		19,198,900	484,580
Goldman Sachs International
1.448/Sterling Overnight Index Average/Feb-39	Feb-29/1.448	GBP	3,028,000	201,826
(1.448)/Sterling Overnight Index Average/Feb-39	Feb-29/1.448	GBP	3,028,000	326,237
JPMorgan Chase Bank N.A.
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		$2,082,300	30,589
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		3,327,300	44,885
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		16,410,700	158,199
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	6,661,600	162,103
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		$3,327,300	186,761
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		2,082,300	227,741
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	6,661,600	837,981
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$16,410,700	1,937,775
Morgan Stanley & Co. International PLC
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		5,643,600	45,882
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		2,395,100	58,656
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		2,395,100	60,213
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		2,395,100	245,330
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		2,395,100	251,581
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		5,643,600	268,861
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		3,450,300	626,160
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		3,450,300	723,252
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		3,450,300	749,612
NatWest Markets PLC
0.84/Sterling Overnight Index Average/Sep-23	Sep-22/0.84	GBP	53,602,900	515,447
0.68/Sterling Overnight Index Average/Sep-23	Sep-22/0.68	GBP	53,602,900	620,700
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		$306,100	14,120
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		612,300	135,508
UBS AG
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		6,511,700	327,604
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		6,511,700	384,257

Total				$10,612,566

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/22 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/Contract amount	Premium receivable/(payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	3,163,500	$(512,677)	$403,561
(0.925)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		$6,653,800	(476,412)	393,838
(0.305)/3 month USD-LIBOR-BBA/May-23 (Purchased)	May-22/0.305		45,233,000	(54,280)	355,079
(0.85)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		3,388,500	(247,361)	211,747
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	1,673,000	(381,566)	190,641
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$37,416,800	(345,170)	165,008
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		2,999,900	(390,737)	162,775
(1.39)/Secured Overnight Financing Rate/Dec-26 (Purchased)	Dec-24/1.39		52,095,000	(599,093)	127,633
(1.76)/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		27,074,600	(174,970)	58,481
2.29/3 month USD-LIBOR-BBA/Mar-34 (Purchased)	Mar-24/2.29		7,876,800	(387,426)	55,925
2.17/3 month USD-LIBOR-BBA/Apr-34 (Purchased)	Apr-24/2.17		22,505,100	(1,086,996)	51,762
2.35/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.35		127,500	(16,575)	6,344
(2.485)/3 month USD-LIBOR-BBA/Oct-54 (Purchased)	Oct-24/2.485		10,016,500	(604,496)	2,204
1.76/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		27,074,600	(174,970)	(4,603)
(2.35)/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.35		127,500	(16,575)	(4,947)
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		2,249,900	(50,902)	(14,377)
(2.2875)/3 month USD-LIBOR-BBA/May-32 (Purchased)	May-22/2.2875		9,046,600	(117,606)	(76,082)
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	1,673,000	(381,566)	(91,608)
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	3,163,500	(256,339)	(122,579)
0.85/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		$3,388,500	(247,361)	(136,523)
1.39/Secured Overnight Financing Rate/Dec-26 (Purchased)	Dec-24/1.39		52,095,000	(599,093)	(142,740)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		2,999,900	(390,737)	(167,724)
0.925/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		6,653,800	(476,412)	(250,316)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		37,416,800	(345,170)	(325,152)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		2,249,900	(1,057,849)	(836,558)
(1.115)/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		27,074,600	114,052	43,861
1.7875/3 month USD-LIBOR-BBA/May-32 (Written)	May-22/1.7875		4,523,300	126,652	31,301
(1.085)/3 month USD-LIBOR-BBA/Apr-34 (Written)	Apr-24/1.085		45,010,100	617,764	20,705
(1.29)/3 month USD-LIBOR-BBA/Mar-34 (Written)	Mar-24/1.29		11,252,500	175,539	(13,165)
2.415/3 month USD-LIBOR-BBA/Oct-33 (Written)	Oct-23/2.415		31,051,100	655,954	(80,733)
1.115/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		27,074,600	114,052	(160,552)
0.805/3 month USD-LIBOR-BBA/May-23 (Written)	May-22/0.805		90,466,100	29,401	(363,674)
Barclays Bank PLC
2.232/3 month USD-LIBOR-BBA/Jun-51 (Purchased)	Jun-31/2.232		3,001,900	(363,680)	58,867
(2.232)/3 month USD-LIBOR-BBA/Jun-51 (Purchased)	Jun-31/2.232		3,001,900	(363,680)	(38,304)
Citibank, N.A.
(1.37)/Secured Overnight Financing Rate/Mar-32 (Purchased)	Mar-22/1.37		17,855,600	(266,048)	244,979
(1.752)/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-26/1.752		32,953,000	(1,074,268)	209,911
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		1,348,000	(42,833)	69,624
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		1,026,000	(132,098)	52,870
(2.194)/3 month USD-LIBOR-BBA/Sep-52 (Purchased)	Sep-22/2.194		3,798,200	(93,160)	36,615
2.427/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427		2,929,600	(213,421)	36,474
(1.826)/Secured Overnight Financing Rate/Jan-42 (Purchased)	Jan-32/1.826		6,581,000	(486,007)	20,335
(1.90)/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90		15,499,500	(206,608)	11,625
(1.625)/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		2,670,500	(393,899)	8,973
1.625/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		2,670,500	(393,899)	(374)
1.826/Secured Overnight Financing Rate/Jan-42 (Purchased)	Jan-32/1.826		6,581,000	(486,007)	(10,003)
1.90/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90		15,499,500	(206,608)	(11,470)
1.606/Secured Overnight Financing Rate/Feb-32 (Purchased)	Feb-22/1.606		7,917,600	(68,487)	(13,381)
(2.427)/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427		2,929,600	(213,421)	(28,886)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		1,348,000	(42,833)	(36,922)
1.458/Secured Overnight Financing Rate/Apr-27 (Purchased)	Apr-22/1.458		20,689,000	(165,512)	(46,964)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		1,026,000	(132,098)	(81,259)
1.752/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-26/1.752		32,953,000	(1,074,268)	(190,798)
1.37/Secured Overnight Financing Rate/Mar-32 (Purchased)	Mar-22/1.37		17,855,600	(266,048)	(208,553)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		26,191,800	239,655	195,391
(1.194)/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194		15,499,500	117,486	74,863
(1.177)/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		1,298,500	98,426	45,681
(1.208)/Secured Overnight Financing Rate/Apr-27 (Written)	Apr-22/1.208		20,689,000	68,274	26,068
(1.918)/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		3,214,400	384,442	15,076
(1.356)/Secured Overnight Financing Rate/Feb-32 (Written)	Feb-22/1.356		7,917,600	10,689	2,534
1.856/Secured Overnight Financing Rate/Feb-32 (Written)	Feb-22/1.856		7,917,600	13,856	(2,930)
1.708/Secured Overnight Financing Rate/Apr-27 (Written)	Apr-22/1.708		20,689,000	72,412	(19,241)
1.918/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		3,214,400	384,442	(29,219)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		26,191,800	239,655	(46,621)
1.177/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		1,298,500	98,426	(53,693)
1.194/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194		15,499,500	117,486	(142,905)
1.7075/3 month USD-LIBOR-BBA/Sep-27 (Written)	Sep-22/1.7075		18,231,300	96,626	(203,644)
Deutsche Bank AG
(1.724)/Secured Overnight Financing Rate/Jan-47 (Purchased)	Jan-37/1.724		8,226,300	(679,081)	4,278
1.724/Secured Overnight Financing Rate/Jan-47 (Purchased)	Jan-37/1.724		8,226,300	(679,081)	(7,321)
Goldman Sachs International
(-0.197)/6 month EUR-EURIBOR-Reuters/Jun-25 (Purchased)	Jun-23/-0.197	EUR	21,762,600	(96,687)	233,979
(1.557)/3 month USD-LIBOR-BBA/Feb-32 (Purchased)	Feb-22/1.557		$8,017,900	(111,449)	108,482
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		1,042,500	(131,616)	55,034
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		1,847,900	(169,452)	(5,655)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		1,847,900	(276,261)	(12,603)
-0.197/6 month EUR-EURIBOR-Reuters/Jun-25 (Purchased)	Jun-23/-0.197	EUR	21,762,600	(96,687)	(60,634)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		$1,042,500	(131,616)	(69,076)
1.557/3 month USD-LIBOR-BBA/Feb-32 (Purchased)	Feb-22/1.557		8,017,900	(111,449)	(111,048)
(0.555)/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	2,772,400	418,666	45,630
(1.71)/3 month USD-LIBOR-BBA/Dec-56 (Written)	Dec-26/1.71		$1,536,800	208,083	33,487
(0.26)/6 month EUR-EURIBOR-Reuters/Jun-28 (Written)	Jun-26/0.26	EUR	21,762,600	242,691	9,046
0.555/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	2,772,400	418,666	(32,766)
1.71/3 month USD-LIBOR-BBA/Dec-56 (Written)	Dec-26/1.71		$1,536,800	208,083	(41,248)
2.41/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.41		10,720,000	156,512	(86,296)
2.07/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.07		8,910,200	184,441	(118,684)
0.26/6 month EUR-EURIBOR-Reuters/Jun-28 (Written)	Jun-26/0.26	EUR	21,762,600	242,691	(119,068)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$5,212,600	(727,809)	364,569
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,621,600	(207,376)	311,252
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	3,080,500	(115,473)	94,855
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	1,475,600	(87,270)	84,624
(1.805)/3 month USD-LIBOR-BBA/Dec-36 (Purchased)	Dec-26/1.805		$5,151,200	(305,466)	65,626
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		1,026,000	(158,620)	60,154
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	2,049,600	(63,945)	58,474
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		$1,709,900	(98,832)	46,082
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,708,400	(168,430)	31,693
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$2,348,200	(271,217)	14,230
1.905/Secured Overnight Financing Rate/Jan-42 (Purchased)	Jan-32/1.905		3,402,800	(248,404)	7,826
(1.544)/Secured Overnight Financing Rate/Jan-62 (Purchased)	Jan-32/1.544		1,276,100	(214,385)	5,602
(1.905)/Secured Overnight Financing Rate/Jan-42 (Purchased)	Jan-32/1.905		3,402,800	(248,404)	2,858
1.544/Secured Overnight Financing Rate/Jan-62 (Purchased)	Jan-32/1.544		1,276,100	(214,385)	1,659
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,708,400	(168,430)	(8,866)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$2,348,200	(271,217)	(23,881)
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	2,049,600	(63,945)	(39,388)
1.805/3 month USD-LIBOR-BBA/Dec-36 (Purchased)	Dec-26/1.805		$5,151,200	(305,466)	(60,269)
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	1,475,600	(87,270)	(60,335)
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	3,080,500	(115,473)	(65,102)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$1,026,000	(110,090)	(69,850)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,709,900	(177,830)	(74,364)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,621,600	(207,376)	(133,118)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$5,212,600	(727,809)	(727,783)
(1.232)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		4,169,500	267,890	133,799
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		3,594,800	231,325	121,001
(1.204)/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		3,306,200	246,477	110,824
2.50/6 month AUD-BBR-BBSW/Nov-42 (Written)	Nov-22/2.50	AUD	1,679,200	60,611	13,594
(1.81)/Secured Overnight Financing Rate/Jan-37 (Written)	Jan-27/1.81		$1,876,300	110,889	1,163
1.81/Secured Overnight Financing Rate/Jan-37 (Written)	Jan-27/1.81		1,876,300	110,889	(4,128)
(1.70)/Secured Overnight Financing Rate/Jan-29 (Written)	Jan-24/1.70		10,683,100	227,951	(10,790)
(2.50)/6 month AUD-BBR-BBSW/Nov-42 (Written)	Nov-22/2.50	AUD	1,679,200	60,611	(12,146)
1.70/Secured Overnight Financing Rate/Jan-29 (Written)	Jan-24/1.70		$10,683,100	227,951	(13,568)
1.204/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		3,306,200	246,477	(135,191)
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		3,594,800	231,325	(161,550)
1.232/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		4,169,500	267,890	(171,492)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		1,569,900	(179,126)	310,668
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		1,026,000	(110,398)	47,986
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		1,026,000	(157,183)	(94,813)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		1,569,900	(179,126)	(153,144)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		12,167,200	640,603	258,553
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		12,167,200	640,603	(130,797)
Toronto-Dominion Bank
(1.50)/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50		9,305,500	(319,877)	205,838
(1.937)/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937		3,722,200	(194,671)	31,415
2.405/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405		1,097,000	(76,516)	14,985
(2.405)/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405		1,097,000	(76,516)	(7,668)
1.937/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937		3,722,200	(194,671)	(11,762)
1.50/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50		9,305,500	(319,877)	(202,953)
(1.775)/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775		2,852,100	77,720	63,288
1.775/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775		2,852,100	77,720	38,760
2.095/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095		1,607,700	211,413	30,080
(2.095)/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095		1,607,700	211,413	(22,234)
UBS AG
(0.271)/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	5,959,500	(311,690)	214,246
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		$4,373,100	(92,710)	133,248
(0.44)/6 month EUR-EURIBOR-Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	4,469,600	(350,650)	119,057
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		$1,749,300	(97,873)	105,885
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		14,577,100	(98,323)	96,646
(0.45)/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	3,575,700	(281,282)	92,354
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		$5,830,900	(92,420)	65,423
(0.296)/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	1,489,900	(225,445)	52,475
(0.4879)/Sterling Overnight Index Average/Aug-39 (Purchased)	Aug-29/0.4879	GBP	1,253,600	(129,210)	37,361
(0.90)/Sterling Overnight Index Average/Jan-40 (Purchased)	Jan-30/0.90	GBP	2,928,000	(276,378)	35,598
(1.715)/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715		$1,861,100	(167,964)	26,744
(1.87)/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87		6,228,800	(289,639)	5,606
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	2,683,700	(142,840)	3,188
1.87/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87		$6,228,800	(289,639)	(436)
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	2,683,700	(142,840)	(3,738)
0.90/Sterling Overnight Index Average/Jan-40 (Purchased)	Jan-30/0.90	GBP	2,928,000	(276,378)	(27,762)
0.296/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	1,489,900	(225,445)	(30,581)
0.45/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	3,575,700	(281,282)	(43,023)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		$5,830,900	(92,420)	(43,673)
0.4879/Sterling Overnight Index Average/Aug-39 (Purchased)	Aug-29/0.4879	GBP	1,253,600	(129,210)	(50,697)
0.44/6 month EUR-EURIBOR-Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	4,469,600	(350,650)	(54,884)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		$14,577,100	(98,323)	(55,685)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		1,749,300	(97,873)	(69,727)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		4,373,100	(92,710)	(81,121)
1.715/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715		1,861,100	(167,964)	(84,178)
0.32/6 month EUR-EURIBOR-Reuters/Sep-52 (Purchased)	Sep-22/0.32	EUR	5,367,400	(326,255)	(95,455)
0.271/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	5,959,500	(311,690)	(97,616)
(0.16)/6 month EUR-EURIBOR-Reuters/Sep-52 (Written)	Sep-22/0.16	EUR	5,367,400	214,708	64,280
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$3,498,500	92,973	57,550
(0.00)/6 month EUR-EURIBOR-Reuters/Sep-52 (Written)	Sep-22/0.00	EUR	5,367,400	139,179	41,366
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	1,166,100	93,485	32,660
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	1,166,100	93,485	(16,769)
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$3,498,500	92,973	(105,550)
Wells Fargo Bank, N.A.
(1.405)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405		13,027,600	(266,740)	218,733
(1.3875)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875		9,305,500	(190,995)	160,892
(1.96)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		5,047,000	(341,682)	55,769
2.16/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16		5,505,200	(274,572)	27,801
(1.8225)/Secured Overnight Financing Rate/Jan-42 (Purchased)	Jan-32/1.8225		2,467,900	(182,131)	8,070
1.8225/Secured Overnight Financing Rate/Jan-42 (Purchased)	Jan-32/1.8225		2,467,900	(182,131)	(3,973)
1.96/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		5,047,000	(341,682)	(16,352)
(2.16)/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16		5,505,200	(274,572)	(27,086)
1.3875/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875		9,305,500	(190,995)	(86,262)
1.405/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405		13,027,600	(266,740)	(116,597)
(1.62)/Secured Overnight Financing Rate/Jan-27 (Written)	Jan-25/1.62		18,920,500	208,126	(378)
1.62/Secured Overnight Financing Rate/Jan-27 (Written)	Jan-25/1.62		18,920,500	208,126	(17,407)

Unrealized appreciation					8,067,097

Unrealized (depreciation)					(8,145,041)

Total					$(77,944)

TBA SALE COMMITMENTS OUTSTANDING at 1/31/22 (proceeds receivable $165,497,793) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 3.50%, 2/1/52	$21,000,000	2/14/22	$21,890,854
Uniform Mortgage-Backed Securities, 3.00%, 2/1/52	53,000,000	2/14/22	54,159,386
Uniform Mortgage-Backed Securities, 2.50%, 2/1/52	47,000,000	2/14/22	46,922,868
Uniform Mortgage-Backed Securities, 2.00%, 2/1/52	43,000,000	2/14/22	41,915,939

Total			$164,889,047

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/22 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$3,829,000	$82,783	(E)	$(13,506)	3/16/32	Secured Overnight Financing Rate — Annually	1.385% — Annually	$(96,287)
		63,750,000	450,713	(E)	(34,144)	3/16/24	Secured Overnight Financing Rate — Annually	0.90% — Annually	(484,856)
		142,900,000	1,651,924	(E)	642,417	3/16/27	1.25% — Annually	Secured Overnight Financing Rate — Annually	2,294,341
		42,689,000	863,172	(E)	(273,251)	3/16/32	Secured Overnight Financing Rate — Annually	1.40% — Annually	(1,136,422)
		2,594,000	45,706	(E)	(95,057)	3/16/52	Secured Overnight Financing Rate — Annually	1.60% — Annually	(140,763)
		15,664,000	128,601		757	12/23/23	0.695% — Annually	Secured Overnight Financing Rate — Annually	118,085
		11,952,000	203,662		1,027	12/23/26	1.085% — Annually	Secured Overnight Financing Rate — Annually	190,908
		2,726,000	77,309		329	12/23/31	1.285% — Annually	Secured Overnight Financing Rate — Annually	73,890
		1,863,000	101,720		(3,317)	12/23/51	Secured Overnight Financing Rate — Annually	1.437% — Annually	(102,160)
		26,213,000	214,160		(2,667)	12/24/23	0.697% — Annually	Secured Overnight Financing Rate — Annually	192,967
		2,921,000	48,284		(391)	12/24/26	1.096% — Annually	Secured Overnight Financing Rate — Annually	44,566
		7,708,000	218,676		(3,441)	12/24/31	1.285% — Annually	Secured Overnight Financing Rate — Annually	204,877
		10,761,000	592,608		(5,816)	12/24/51	1.435% — Annually	Secured Overnight Financing Rate — Annually	570,569
		7,595,000	226,635		(101)	12/30/31	1.27% — Annually	Secured Overnight Financing Rate — Annually	218,017
		2,137,000	51,715		(28)	12/31/31	1.331% — Annually	Secured Overnight Financing Rate — Annually	49,250
		82,638,000	611,521		(312)	12/31/23	0.7415% — Annually	Secured Overnight Financing Rate — Annually	560,277
		29,476,000	448,035		(238)	12/31/26	Secured Overnight Financing Rate — Annually	1.126% — Annually	(420,032)
		17,824,800	429,399		(236)	1/7/32	Secured Overnight Financing Rate — Annually	1.333% — Annually	(413,725)
		901,000	30,436		(147)	12/31/51	1.525% — Annually	Secured Overnight Financing Rate — Annually	29,106
		3,179,000	46,954		(422)	12/31/26	Secured Overnight Financing Rate — Annually	1.135% — Annually	(44,304)
		834,000	18,323		15,018	12/31/31	Secured Overnight Financing Rate — Annually	1.355% — Annually	(2,729)
		8,892,000	45,705		(34)	1/11/24	Secured Overnight Financing Rate — Annually	0.8745% — Annually	(41,435)
		11,260,000	27,362		(149)	1/11/32	Secured Overnight Financing Rate — Annually	1.5665% — Annually	(17,516)
		7,300,000	36,938		(28)	1/12/24	Secured Overnight Financing Rate — Annually	0.88% — Annually	(33,577)
		20,785,000	72,748		(168)	1/12/27	Secured Overnight Financing Rate — Annually	1.372% — Annually	(57,587)
		50,744,000	260,317		(191)	1/12/24	Secured Overnight Financing Rate — Annually	0.876% — Annually	(237,067)
		9,957,000	7,766		(132)	1/12/32	Secured Overnight Financing Rate — Annually	1.601% — Annually	16,244
		1,724,000	10,947		(23)	1/14/32	Secured Overnight Financing Rate — Annually	1.5245% — Annually	(9,696)
		1,724,000	10,861		(23)	1/14/32	Secured Overnight Financing Rate — Annually	1.525% — Annually	(9,610)
		1,724,000	11,034		(23)	1/14/32	Secured Overnight Financing Rate — Annually	1.524% — Annually	(9,783)
		987,200	395	(E)	(22)	1/15/47	1.724% — Annually	Secured Overnight Financing Rate — Annually	(417)
		7,777,000	71,782		(103)	1/18/32	Secured Overnight Financing Rate — Annually	1.4941% — Annually	(67,494)
		7,777,000	67,504		(103)	1/18/32	Secured Overnight Financing Rate — Annually	1.50% — Annually	(63,209)
		7,777,000	67,116		(103)	1/18/32	Secured Overnight Financing Rate — Annually	1.5005% — Annually	(62,808)
		11,170,000	27,143		(149)	1/19/32	Secured Overnight Financing Rate — Annually	1.567% — Annually	(21,154)
		1,913,000	12,071		(25)	1/20/32	1.66076% — Annually	Secured Overnight Financing Rate — Annually	(13,129)
		1,597,000	3,513		(6)	1/20/24	1.0355% — Annually	Secured Overnight Financing Rate — Annually	2,978
		1,913,000	14,080		(25)	1/20/32	1.672% — Annually	Secured Overnight Financing Rate — Annually	(15,145)
		1,597,000	3,370		(6)	1/20/24	1.04% — Annually	Secured Overnight Financing Rate — Annually	2,832
		6,473,000	12,687		(52)	1/21/27	1.48613% — Annually	Secured Overnight Financing Rate — Annually	(15,591)
		3,763,000	10,424		(128)	1/21/52	1.679% — Annually	Secured Overnight Financing Rate — Annually	(12,431)
		328,000	895		(1)	1/21/24	1.0085% — Annually	Secured Overnight Financing Rate — Annually	798
		590,000	1,286		(8)	1/21/32	Secured Overnight Financing Rate — Annually	1.6165% — Annually	1,562
		7,141,000	20,423		(27)	1/25/24	1.005% — Annually	Secured Overnight Financing Rate — Annually	19,054
		5,824,000	11,124		(77)	1/25/32	1.573% — Annually	Secured Overnight Financing Rate — Annually	9,309
		7,141,000	21,423		(27)	1/25/24	0.9975% — Annually	Secured Overnight Financing Rate — Annually	20,065
		5,824,000	17,123		(77)	1/25/32	1.562% — Annually	Secured Overnight Financing Rate — Annually	15,320
		6,424,000	22,163		(24)	1/26/24	0.976% — Annually	Secured Overnight Financing Rate — Annually	21,133
		4,376,000	28,575		(58)	1/26/32	1.5235% — Annually	Secured Overnight Financing Rate — Annually	27,433
		6,424,000	28,523		(24)	1/26/24	0.926% — Annually	Secured Overnight Financing Rate — Annually	27,546
		4,376,000	32,645		(58)	1/26/32	1.5135% — Annually	Secured Overnight Financing Rate — Annually	31,510
		3,135,000	30,723		(107)	1/19/52	Secured Overnight Financing Rate — Annually	1.626% — Annually	(29,017)
		1,797,000	5,445		(61)	2/1/52	1.6545% — Annually	Secured Overnight Financing Rate — Annually	5,384
	AUD	117,100	5,632	(E)	(1)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	5,631
	AUD	394,200	24,282	(E)	(4)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	24,278
	AUD	146,400	9,621	(E)	(1)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	9,620
	AUD	246,400	13,723	(E)	(3)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	13,720
	AUD	910,700	64,501	(E)	(11)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	64,490
	AUD	59,000	6,087	(E)	(1)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	6,085
	AUD	2,800,000	48,622		(31)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	(36,957)
	AUD	215,000	2,472	(E)	(2,132)	3/16/32	2.04% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	340
	CAD	1,036,000	17,555	(E)	(17,016)	3/16/32	2.08% — Semiannually	3 month CAD-BA-CDOR — Semiannually	539
	CHF	4,573,000	183,137	(E)	13,097	3/16/32	0.07% plus Swiss Average Rate Overnight — Annually	—	(170,040)
	EUR	757,000	239,496	(E)	(29)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(239,525)
	EUR	1,029,500	253,837		(40)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	272,236
	EUR	1,137,000	251,551		(43)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(269,275)
	EUR	1,150,600	235,610		(44)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(252,834)
	EUR	1,295,500	227,687		(50)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(244,809)
	EUR	1,120,200	305,725	(E)	(42)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	305,682
	EUR	1,336,000	208,869		(50)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(228,328)
	EUR	1,095,100	184,420	(E)	(42)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(184,462)
	EUR	999,500	112,356		(38)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(125,269)
	EUR	531,600	43,383		(20)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(49,563)
	EUR	2,146,300	17,409	(E)	(82)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	17,328
	EUR	1,338,400	130,575	(E)	(50)	6/6/54	6 month EUR-EURIBOR-REUTERS — Semiannually	0.207% — Annually	(130,625)
	EUR	1,741,600	151,930		(66)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	142,466
	EUR	7,327,800	150,571		(277)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	0.595% — Annually	219,451
	EUR	835,200	101,365	(E)	(31)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	101,334
	EUR	371,500	87,266	(E)	(14)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	87,252
	EUR	2,672,400	153,898	(E)	(57)	5/13/40	6 month EUR-EURIBOR-REUTERS — Semiannually	0.276% — Annually	(153,955)
	EUR	1,304,300	69,383	(E)	(28)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	69,354
	EUR	1,668,900	90,053	(E)	(39)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	90,014
	EUR	616,100	32,898	(E)	(14)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	32,884
	EUR	1,486,800	2,873		(61)	5/21/51	6 month EUR-EURIBOR-REUTERS — Semiannually	0.516% — Annually	10,791
	EUR	1,439,000	38,880		(25)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	35,851
	EUR	1,449,200	55,763		(25)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	54,758
	EUR	402,600	18,020	(E)	(16)	9/14/52	6 month EUR-EURIBOR-REUTERS — Semiannually	0.374% — Annually	(18,036)
	EUR	4,725,000	170,131	(E)	10,709	3/16/32	6 month EUR-EURIBOR-REUTERS — Semiannually	0.15% — Annually	(159,423)
	GBP	1,039,300	59,628		(21)	5/19/31	Sterling Overnight Index Average — Annually	0.754% — Annually	(52,702)
	GBP	21,441,200	134,377	(E)	(110)	9/15/23	1.065% — Annually	Sterling Overnight Index Average — Annually	134,267
	GBP	2,899,000	144,570	(E)	(37,013)	3/16/32	0.85% — Annually	Sterling Overnight Index Average — Annually	107,557
	JPY	49,318,800	25,761	(E)	(14)	8/29/43	0.8084% — Semiannually	Bank of Japan Unsecured Overnight Call Rate Expected Index — Semiannually	(25,775)
	JPY	66,881,600	27,501	(E)	(19)	8/29/43	0.2529% — Semiannually	Bank of Japan Unsecured Overnight Call Rate Expected Index — Semiannually	27,482
	JPY	176,833,300	11,694		(22)	2/25/31	0.0619% — Semiannually	Bank of Japan Unsecured Overnight Call Rate Expected Index — Semiannually	11,411
	JPY	176,833,300	46		(3)	2/25/22	6 month JPY-LIBOR-BBA — Semiannually	Bank of Japan Unsecured Overnight Call Rate Expected Index — Semiannually	162
	JPY	121,551,800	31,666	(E)	(35)	8/29/43	Bank of Japan Unsecured Overnight Call Rate Expected Index — Annually	0.343% — Annually	(31,701)
	NOK	44,728,000	218,762	(E)	(64,430)	3/16/32	1.695% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	154,331
	NZD	5,517,000	82,550	(E)	(28,616)	3/16/32	2.590% — Semiannually	3 month NZD-BBR-FRA — Quarterly	53,934
	SEK	18,281,000	57,403	(E)	(26,152)	3/16/32	0.850% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	31,250

	Total				$71,420				$901,296
(E)	Extended effective date.

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/22 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$14,484,000	$552,130	$(264)	1/15/32	2.78% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	$(554,483)

Total			$(264)				$(554,483)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	B+/P	$11,962	$174,689	$43,463	5/11/63	300 bp — Monthly	$(31,399)
	CMBX NA BBB-.6 Index	B+/P	22,719	376,331	93,631	5/11/63	300 bp — Monthly	(70,692)
	CMBX NA BBB-.6 Index	B+/P	46,609	753,660	187,511	5/11/63	300 bp — Monthly	(140,462)
	CMBX NA BBB-.6 Index	B+/P	44,403	777,617	193,471	5/11/63	300 bp — Monthly	(148,615)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	BBB+/P	3,274	27,000	2,341	5/11/63	200 bp — Monthly	943
	CMBX NA A.6 Index	BBB+/P	3,878	33,000	2,861	5/11/63	200 bp — Monthly	1,029
	CMBX NA A.6 Index	BBB+/P	5,828	42,000	3,641	5/11/63	200 bp — Monthly	2,202
	CMBX NA A.6 Index	BBB+/P	8,016	53,000	4,595	5/11/63	200 bp — Monthly	3,442
	CMBX NA A.6 Index	BBB+/P	8,498	71,000	6,156	5/11/63	200 bp — Monthly	2,370
	CMBX NA A.6 Index	BBB+/P	9,789	82,000	7,109	5/11/63	200 bp — Monthly	2,711
	CMBX NA A.6 Index	BBB+/P	13,772	113,000	9,797	5/11/63	200 bp — Monthly	4,019
	CMBX NA A.6 Index	BBB+/P	16,832	141,000	12,225	5/11/63	200 bp — Monthly	4,662
	CMBX NA A.6 Index	BBB+/P	16,700	141,000	12,225	5/11/63	200 bp — Monthly	4,530
	CMBX NA A.6 Index	BBB+/P	28,780	243,000	21,068	5/11/63	200 bp — Monthly	7,807
	CMBX NA A.6 Index	BBB+/P	31,313	263,000	22,802	5/11/63	200 bp — Monthly	8,614
	CMBX NA A.6 Index	BBB+/P	35,932	301,000	26,097	5/11/63	200 bp — Monthly	9,952
	CMBX NA BB.11 Index	BB-/P	203,965	361,000	33,970	11/18/54	500 bp — Monthly	170,346
	CMBX NA BB.13 Index	BB-/P	4,099	41,000	4,526	12/16/72	500 bp — Monthly	(388)
	CMBX NA BB.13 Index	BB-/P	14,062	149,000	16,450	12/16/72	500 bp — Monthly	(2,243)
	CMBX NA BB.13 Index	BB-/P	24,693	271,000	29,918	12/16/72	500 bp — Monthly	(4,962)
	CMBX NA BB.13 Index	BB-/P	102,843	1,128,000	124,531	12/16/72	500 bp — Monthly	(20,591)
	CMBX NA BB.6 Index	CCC+/P	154,927	1,036,800	448,001	5/11/63	500 bp — Monthly	(292,064)
	CMBX NA BB.7 Index	B/P	50,574	991,000	328,318	1/17/47	500 bp — Monthly	(276,781)
	CMBX NA BB.9 Index	B/P	2,036	10,000	2,494	9/17/58	500 bp — Monthly	(448)
	CMBX NA BB.9 Index	B/P	34,922	171,000	42,647	9/17/58	500 bp — Monthly	(7,559)
	CMBX NA BBB-.10 Index	BB+/P	23,891	219,000	22,688	11/17/59	300 bp — Monthly	1,331
	CMBX NA BBB-.11 Index	BBB-/P	22,737	363,000	23,740	11/18/54	300 bp — Monthly	(791)
	CMBX NA BBB-.12 Index	BBB-/P	2,919	70,000	5,082	8/17/61	300 bp — Monthly	(2,122)
	CMBX NA BBB-.12 Index	BBB-/P	9,075	154,000	11,180	8/17/61	300 bp — Monthly	(2,015)
	CMBX NA BBB-.12 Index	BBB-/P	93,051	587,000	42,616	8/17/61	300 bp — Monthly	50,777
	CMBX NA BBB-.13 Index	BBB-/P	3,709	73,000	5,205	12/16/72	300 bp — Monthly	(1,453)
	CMBX NA BBB-.14 Index	BBB-/P	2,284	54,000	3,645	12/16/72	300 bp — Monthly	(1,330)
	CMBX NA BBB-.14 Index	BBB-/P	1,821	56,000	3,780	12/16/72	300 bp — Monthly	(1,926)
	CMBX NA BBB-.14 Index	BBB-/P	4,573	149,000	10,058	12/16/72	300 bp — Monthly	(5,397)
	CMBX NA BBB-.14 Index	BBB-/P	10,751	215,000	14,513	12/16/72	300 bp — Monthly	(3,636)
	CMBX NA BBB-.14 Index	BBB-/P	10,786	218,000	14,715	12/16/72	300 bp — Monthly	(3,802)
	CMBX NA BBB-.14 Index	BBB-/P	13,299	407,000	27,473	12/16/72	300 bp — Monthly	(13,936)
	CMBX NA BBB-.14 Index	BBB-/P	21,928	481,000	32,468	12/16/72	300 bp — Monthly	(10,258)
	CMBX NA BBB-.6 Index	B+/P	103,635	422,249	105,056	5/11/63	300 bp — Monthly	(1,174)
	CMBX NA BBB-.6 Index	B+/P	78,325	1,227,817	305,481	5/11/63	300 bp — Monthly	(226,440)
	Credit Suisse International
	CMBX NA BB.7 Index	B/P	27,822	208,000	68,910	1/17/47	500 bp — Monthly	(40,886)
	CMBX NA BBB-.6 Index	B+/P	9,392	84,849	21,110	5/11/63	300 bp — Monthly	(11,669)
	CMBX NA BBB-.6 Index	B+/P	13,812	124,778	31,045	5/11/63	300 bp — Monthly	(17,160)
	CMBX NA BBB-.6 Index	B+/P	838,474	8,907,662	2,216,226	5/11/63	300 bp — Monthly	(1,372,556)
	CMBX NA BBB-.7 Index	BB-/P	139,477	1,887,000	365,701	1/17/47	300 bp — Monthly	(225,122)
	Goldman Sachs International
	CMBX NA A.13 Index	A-/P	(1,723)	325,000	1,268	12/16/72	200 bp — Monthly	(329)
	CMBX NA BB.9 Index	B/P	58,634	145,000	36,163	9/17/58	500 bp — Monthly	22,612
	CMBX NA BBB-.13 Index	BBB-/P	296	5,000	357	12/16/72	300 bp — Monthly	(58)
	CMBX NA BBB-.13 Index	BBB-/P	16,780	106,000	7,558	12/16/72	300 bp — Monthly	9,284
	CMBX NA BBB-.13 Index	BBB-/P	18,648	119,000	8,485	12/16/72	300 bp — Monthly	10,233
	CMBX NA BBB-.13 Index	BBB-/P	7,982	127,000	9,055	12/16/72	300 bp — Monthly	(999)
	CMBX NA BBB-.13 Index	BBB-/P	28,946	171,000	12,192	12/16/72	300 bp — Monthly	16,854
	CMBX NA BBB-.14 Index	BBB-/P	89	2,000	135	12/16/72	300 bp — Monthly	(45)
	CMBX NA BBB-.14 Index	BBB-/P	237	5,000	338	12/16/72	300 bp — Monthly	(98)
	CMBX NA BBB-.14 Index	BBB-/P	233	5,000	338	12/16/72	300 bp — Monthly	(101)
	CMBX NA BBB-.14 Index	BBB-/P	230	5,000	338	12/16/72	300 bp — Monthly	(105)
	CMBX NA BBB-.14 Index	BBB-/P	1,326	35,000	2,363	12/16/72	300 bp — Monthly	(1,016)
	CMBX NA BBB-.14 Index	BBB-/P	2,069	46,000	3,105	12/16/72	300 bp — Monthly	(1,010)
	CMBX NA BBB-.14 Index	BBB-/P	1,815	63,000	4,253	12/16/72	300 bp — Monthly	(2,401)
	CMBX NA BBB-.14 Index	BBB-/P	6,003	123,000	8,303	12/16/72	300 bp — Monthly	(2,227)
	CMBX NA BBB-.14 Index	BBB-/P	11,862	214,000	14,445	12/16/72	300 bp — Monthly	(2,458)
	CMBX NA BBB-.15 Index	BBB-/P	9,319	150,000	9,420	11/18/64	300 bp — Monthly	(39)
	CMBX NA BBB-.6 Index	B+/P	334	2,995	745	5/11/63	300 bp — Monthly	(409)
	CMBX NA BBB-.6 Index	B+/P	332	3,993	993	5/11/63	300 bp — Monthly	(660)
	CMBX NA BBB-.6 Index	B+/P	3,101	10,980	2,732	5/11/63	300 bp — Monthly	375
	CMBX NA BBB-.6 Index	B+/P	3,101	10,980	2,732	5/11/63	300 bp — Monthly	375
	CMBX NA BBB-.6 Index	B+/P	3,559	12,977	3,229	5/11/63	300 bp — Monthly	338
	CMBX NA BBB-.6 Index	B+/P	1,785	15,972	3,974	5/11/63	300 bp — Monthly	(2,179)
	CMBX NA BBB-.6 Index	B+/P	6,375	23,957	5,961	5/11/63	300 bp — Monthly	428
	CMBX NA BBB-.6 Index	B+/P	1,721	32,941	8,196	5/11/63	300 bp — Monthly	(6,455)
	CMBX NA BBB-.6 Index	B+/P	3,022	34,938	8,693	5/11/63	300 bp — Monthly	(5,650)
	CMBX NA BBB-.6 Index	B+/P	7,058	47,915	11,921	5/11/63	300 bp — Monthly	(4,835)
	CMBX NA BBB-.6 Index	B+/P	4,864	66,881	16,640	5/11/63	300 bp — Monthly	(11,737)
	CMBX NA BBB-.6 Index	B+/P	4,864	66,881	16,640	5/11/63	300 bp — Monthly	(11,737)
	CMBX NA BBB-.6 Index	B+/P	3,677	75,865	18,875	5/11/63	300 bp — Monthly	(15,154)
	CMBX NA BBB-.6 Index	B+/P	11,605	76,863	19,124	5/11/63	300 bp — Monthly	(7,474)
	CMBX NA BBB-.6 Index	B+/P	5,382	78,860	19,620	5/11/63	300 bp — Monthly	(14,192)
	CMBX NA BBB-.6 Index	B+/P	11,832	106,810	26,574	5/11/63	300 bp — Monthly	(14,680)
	CMBX NA BBB-.6 Index	B+/P	16,684	321,429	79,971	5/11/63	300 bp — Monthly	(63,100)
	CMBX NA BBB-.6 Index	B+/P	18,340	357,365	88,912	5/11/63	300 bp — Monthly	(70,364)
	CMBX NA BBB-.6 Index	B+/P	52,821	387,311	96,363	5/11/63	300 bp — Monthly	(43,316)
	CMBX NA BBB-.6 Index	B+/P	58,541	410,271	102,075	5/11/63	300 bp — Monthly	(43,295)
	CMBX NA BBB-.6 Index	B+/P	62,640	538,043	133,865	5/11/63	300 bp — Monthly	(70,911)
	CMBX NA BBB-.6 Index	B+/P	92,293	779,614	193,968	5/11/63	300 bp — Monthly	(101,221)
	CMBX NA BBB-.6 Index	B+/P	182,495	1,536,269	382,224	5/11/63	300 bp — Monthly	(198,832)
	CMBX NA BBB-.6 Index	B+/P	235,608	2,047,360	509,383	5/11/63	300 bp — Monthly	(272,581)
	JPMorgan Securities LLC
	CMBX NA A.14 Index	A-/P	(829)	141,000	1,199	12/16/72	200 bp — Monthly	369
	CMBX NA BB.10 Index	B+/P	10,591	132,000	38,544	5/11/63	500 bp — Monthly	(27,824)
	CMBX NA BB.6 Index	CCC+/P	167,824	312,960	135,230	5/11/63	500 bp — Monthly	32,899
	CMBX NA BB.7 Index	B/P	272,738	557,000	184,534	1/17/47	500 bp — Monthly	88,745
	CMBX NA BBB-.11 Index	BBB-/P	2,800	51,000	3,335	11/18/54	300 bp — Monthly	(506)
	CMBX NA BBB-.12 Index	BBB-/P	323	6,000	436	8/17/61	300 bp — Monthly	(109)
	CMBX NA BBB-.13 Index	BBB-/P	629	4,000	285	12/16/72	300 bp — Monthly	347
	CMBX NA BBB-.14 Index	BBB-/P	11,692	189,000	12,758	12/16/72	300 bp — Monthly	(987)
	Merrill Lynch International
	CMBX NA A.6 Index	BBB+/P	(4,290)	258,000	22,369	5/11/63	200 bp — Monthly	(26,558)
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	(9,648)	647,000	2,523	12/16/72	200 bp — Monthly	(6,873)
	CMBX NA A.13 Index	A-/P	(1,128)	188,000	733	12/16/72	200 bp — Monthly	(321)
	CMBX NA A.13 Index	A-/P	(1,203)	144,000	562	12/16/72	200 bp — Monthly	(586)
	CMBX NA A.14 Index	A-/P	(3,648)	259,000	2,202	12/16/72	200 bp — Monthly	(1,346)
	CMBX NA A.14 Index	A-/P	(2,604)	207,000	1,760	12/16/72	200 bp — Monthly	(764)
	CMBX NA A.14 Index	A-/P	(2,566)	173,000	1,471	12/16/72	200 bp — Monthly	(1,028)
	CMBX NA A.14 Index	A-/P	(2,696)	173,000	1,471	12/16/72	200 bp — Monthly	(1,158)
	CMBX NA A.14 Index	A-/P	(2,696)	173,000	1,471	12/16/72	200 bp — Monthly	(1,158)
	CMBX NA A.14 Index	A-/P	(729)	124,000	1,054	12/16/72	200 bp — Monthly	325
	CMBX NA A.14 Index	A-/P	(1,068)	96,000	816	12/16/72	200 bp — Monthly	(215)
	CMBX NA A.14 Index	A-/P	(1,133)	90,000	765	12/16/72	200 bp — Monthly	(333)
	CMBX NA A.14 Index	A-/P	(1,106)	83,000	706	12/16/72	200 bp — Monthly	(368)
	CMBX NA A.6 Index	BBB+/P	8,076	91,000	7,890	5/11/63	200 bp — Monthly	222
	CMBX NA A.7 Index	BBB+/P	199	41,000	2,251	1/17/47	200 bp — Monthly	(2,036)
	CMBX NA A.7 Index	BBB+/P	(96)	99,000	5,435	1/17/47	200 bp — Monthly	(5,492)
	CMBX NA BB.11 Index	BB-/P	4,232	50,000	4,705	11/18/54	500 bp — Monthly	(424)
	CMBX NA BB.13 Index	BB-/P	3,325	36,000	3,974	12/16/72	500 bp — Monthly	(614)
	CMBX NA BB.13 Index	BB-/P	4,401	47,000	5,189	12/16/72	500 bp — Monthly	(742)
	CMBX NA BB.13 Index	BB-/P	6,237	68,000	7,507	12/16/72	500 bp — Monthly	(1,204)
	CMBX NA BB.13 Index	BB-/P	10,770	112,000	12,365	12/16/72	500 bp — Monthly	(1,486)
	CMBX NA BB.13 Index	BB-/P	11,626	125,000	13,800	12/16/72	500 bp — Monthly	(2,052)
	CMBX NA BB.13 Index	BB-/P	22,127	241,000	26,606	12/16/72	500 bp — Monthly	(4,245)
	CMBX NA BB.6 Index	CCC+/P	47,886	187,200	80,889	5/11/63	500 bp — Monthly	(32,820)
	CMBX NA BB.6 Index	CCC+/P	96,100	374,400	161,778	5/11/63	500 bp — Monthly	(65,313)
	CMBX NA BBB-.12 Index	BBB-/P	3,713	63,000	4,574	8/17/61	300 bp — Monthly	(824)
	CMBX NA BBB-.12 Index	BBB-/P	11,764	274,000	19,892	8/17/61	300 bp — Monthly	(7,968)
	CMBX NA BBB-.14 Index	BBB-/P	1,776	117,000	7,898	12/16/72	300 bp — Monthly	(6,054)
	CMBX NA BBB-.14 Index	BBB-/P	5,906	121,000	8,168	12/16/72	300 bp — Monthly	(2,191)
	CMBX NA BBB-.14 Index	BBB-/P	5,906	121,000	8,168	12/16/72	300 bp — Monthly	(2,191)
	CMBX NA BBB-.14 Index	BBB-/P	5,987	121,000	8,168	12/16/72	300 bp — Monthly	(2,110)
	CMBX NA BBB-.14 Index	BBB-/P	8,880	146,000	9,855	12/16/72	300 bp — Monthly	(890)
	CMBX NA BBB-.14 Index	BBB-/P	11,611	207,000	13,973	12/16/72	300 bp — Monthly	(2,240)
	CMBX NA BBB-.14 Index	BBB-/P	11,812	242,000	16,335	12/16/72	300 bp — Monthly	(4,382)
	CMBX NA BBB-.15 Index	BBB-/P	8,179	145,000	9,106	11/18/64	300 bp — Monthly	(867)
	CMBX NA BBB-.7 Index	BB-/P	6,261	92,000	17,830	1/17/47	300 bp — Monthly	(11,515)
	CMBX NA BBB-.7 Index	BB-/P	9,520	143,000	27,713	1/17/47	300 bp — Monthly	(18,463)
	CMBX NA BBB-.9 Index	BB+/P	291	3,000	324	9/17/58	300 bp — Monthly	(31)

Upfront premium received			4,061,872		Unrealized appreciation			458,141

Upfront premium (paid)			(37,163)		Unrealized (depreciation)			(4,153,833)

	Total		$4,024,709				Total	$(3,695,692)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2022. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,038)	$140,000	$7,686	1/17/47	(200 bp) — Monthly	$6,594
	CMBX NA BB.10 Index	(84,868)	352,000	102,784	11/17/59	(500 bp) — Monthly	17,574
	CMBX NA BB.10 Index	(77,265)	303,000	88,476	11/17/59	(500 bp) — Monthly	10,916
	CMBX NA BB.10 Index	(13,254)	127,000	37,084	11/17/59	(500 bp) — Monthly	23,706
	CMBX NA BB.10 Index	(11,403)	104,000	30,368	11/17/59	(500 bp) — Monthly	18,863
	CMBX NA BB.11 Index	(8,181)	119,000	11,198	11/18/54	(500 bp) — Monthly	2,902
	CMBX NA BB.11 Index	(8,376)	116,000	10,916	11/18/54	(500 bp) — Monthly	2,427
	CMBX NA BB.11 Index	(3,775)	74,000	6,963	11/18/54	(500 bp) — Monthly	3,117
	CMBX NA BB.11 Index	(3,839)	74,000	6,963	11/18/54	(500 bp) — Monthly	3,053
	CMBX NA BB.8 Index	(105,710)	295,692	113,102	10/17/57	(500 bp) — Monthly	7,105
	CMBX NA BB.8 Index	(29,923)	232,881	89,077	10/17/57	(500 bp) — Monthly	58,928
	CMBX NA BB.8 Index	(46,859)	131,419	50,268	10/17/57	(500 bp) — Monthly	3,281
	CMBX NA BB.9 Index	(605)	15,000	3,741	9/17/58	(500 bp) — Monthly	3,122
	CMBX NA BBB-.10 Index	(171,937)	1,000,000	103,600	11/17/59	(300 bp) — Monthly	(68,920)
	CMBX NA BBB-.10 Index	(33,154)	271,000	28,076	11/17/59	(300 bp) — Monthly	(5,236)
	CMBX NA BBB-.10 Index	(50,836)	219,000	22,688	11/17/59	(300 bp) — Monthly	(28,276)
	CMBX NA BBB-.10 Index	(36,025)	151,000	15,644	11/17/59	(300 bp) — Monthly	(20,469)
	CMBX NA BBB-.10 Index	(27,941)	128,000	13,261	11/17/59	(300 bp) — Monthly	(14,755)
	CMBX NA BBB-.10 Index	(22,416)	103,000	10,671	11/17/59	(300 bp) — Monthly	(11,806)
	CMBX NA BBB-.10 Index	(25,919)	87,000	9,013	11/17/59	(300 bp) — Monthly	(16,957)
	CMBX NA BBB-.10 Index	(6,884)	54,000	5,594	11/17/59	(300 bp) — Monthly	(1,321)
	CMBX NA BBB-.10 Index	(11,811)	48,000	4,973	11/17/59	(300 bp) — Monthly	(6,866)
	CMBX NA BBB-.10 Index	(5,991)	47,000	4,869	11/17/59	(300 bp) — Monthly	(1,150)
	CMBX NA BBB-.11 Index	(18,545)	126,000	8,240	11/18/54	(300 bp) — Monthly	(10,378)
	CMBX NA BBB-.11 Index	(37,724)	115,000	7,521	11/18/54	(300 bp) — Monthly	(30,270)
	CMBX NA BBB-.11 Index	(16,668)	52,000	3,401	11/18/54	(300 bp) — Monthly	(13,297)
	CMBX NA BBB-.11 Index	(5,740)	39,000	2,551	11/18/54	(300 bp) — Monthly	(3,212)
	CMBX NA BBB-.12 Index	(96,979)	279,000	20,255	8/17/61	(300 bp) — Monthly	(76,886)
	CMBX NA BBB-.12 Index	(17,830)	259,000	18,803	8/17/61	(300 bp) — Monthly	822
	CMBX NA BBB-.12 Index	(62,518)	183,000	13,286	8/17/61	(300 bp) — Monthly	(49,339)
	CMBX NA BBB-.12 Index	(21,090)	60,000	4,356	8/17/61	(300 bp) — Monthly	(16,769)
	CMBX NA BBB-.12 Index	(18,378)	55,000	3,993	8/17/61	(300 bp) — Monthly	(14,417)
	CMBX NA BBB-.12 Index	(8,458)	24,000	1,742	8/17/61	(300 bp) — Monthly	(6,730)
	CMBX NA BBB-.13 Index	(5,532)	73,000	5,205	12/16/72	(300 bp) — Monthly	(369)
	CMBX NA BBB-.13 Index	(2,852)	56,000	3,993	12/16/72	(300 bp) — Monthly	1,109
	CMBX NA BBB-.13 Index	(2,824)	56,000	3,993	12/16/72	(300 bp) — Monthly	1,136
	CMBX NA BBB-.8 Index	(56,811)	363,000	50,747	10/17/57	(300 bp) — Monthly	(6,275)
	CMBX NA BBB-.8 Index	(32,749)	246,000	34,391	10/17/57	(300 bp) — Monthly	1,499
	CMBX NA BBB-.8 Index	(24,658)	156,000	21,809	10/17/57	(300 bp) — Monthly	(2,940)
	CMBX NA BBB-.8 Index	(24,756)	156,000	21,809	10/17/57	(300 bp) — Monthly	(3,038)
	CMBX NA BBB-.8 Index	(24,063)	154,000	21,529	10/17/57	(300 bp) — Monthly	(2,623)
	CMBX NA BBB-.8 Index	(15,171)	106,000	14,819	10/17/57	(300 bp) — Monthly	(414)
	CMBX NA BBB-.9 Index	(1,656)	7,000	756	9/17/58	(300 bp) — Monthly	(904)
	Credit Suisse International
	CMBX NA BB.10 Index	(31,275)	263,000	76,796	11/17/59	(500 bp) — Monthly	45,265
	CMBX NA BB.10 Index	(35,090)	263,000	76,796	11/17/59	(500 bp) — Monthly	41,450
	CMBX NA BB.10 Index	(17,278)	139,000	40,588	11/17/59	(500 bp) — Monthly	23,175
	CMBX NA BB.7 Index	(31,365)	1,705,920	737,128	5/11/63	(500 bp) — Monthly	704,101
	Goldman Sachs International
	CMBX NA A.6 Index	(32,595)	492,000	42,656	5/11/63	(200 bp) — Monthly	9,870
	CMBX NA A.6 Index	(96)	1,000	87	5/11/63	(200 bp) — Monthly	(10)
	CMBX NA BB.10 Index	(107,469)	475,000	138,700	11/17/59	(500 bp) — Monthly	30,769
	CMBX NA BB.6 Index	(31,267)	205,440	88,771	5/11/63	(500 bp) — Monthly	57,303
	CMBX NA BB.7 Index	(323,939)	1,916,000	634,771	1/17/47	(500 bp) — Monthly	308,969
	CMBX NA BB.7 Index	(7,864)	48,000	15,902	1/17/47	(500 bp) — Monthly	7,991
	CMBX NA BB.7 Index	(2,270)	15,000	4,970	1/17/47	(500 bp) — Monthly	2,685
	CMBX NA BB.8 Index	(96,043)	264,770	101,274	10/17/57	(500 bp) — Monthly	4,974
	CMBX NA BB.8 Index	(96,208)	264,770	101,274	10/17/57	(500 bp) — Monthly	4,809
	CMBX NA BB.8 Index	(55,464)	157,509	60,247	10/17/57	(500 bp) — Monthly	4,630
	CMBX NA BB.8 Index	(52,553)	141,082	53,964	10/17/57	(500 bp) — Monthly	1,274
	CMBX NA BB.8 Index	(45,682)	119,823	45,832	10/17/57	(500 bp) — Monthly	33
	CMBX NA BB.8 Index	(8,837)	75,372	28,830	10/17/57	(500 bp) — Monthly	19,920
	CMBX NA BB.9 Index	(7,096)	68,000	16,959	9/17/58	(500 bp) — Monthly	9,797
	CMBX NA BB.9 Index	(2,136)	55,000	13,717	9/17/58	(500 bp) — Monthly	11,528
	CMBX NA BB.9 Index	(3,094)	26,000	6,484	9/17/58	(500 bp) — Monthly	3,365
	CMBX NA BB.9 Index	(2,155)	20,000	4,988	9/17/58	(500 bp) — Monthly	2,813
	CMBX NA BB.9 Index	(842)	7,000	1,746	9/17/58	(500 bp) — Monthly	897
	CMBX NA BBB-.10 Index	(14,654)	67,000	6,941	11/17/59	(300 bp) — Monthly	(7,752)
	CMBX NA BBB-.12 Index	(4,289)	22,000	1,597	8/17/61	(300 bp) — Monthly	(2,705)
	CMBX NA BBB-.13 Index	(3,713)	49,000	3,494	12/16/72	(300 bp) — Monthly	(248)
	CMBX NA BBB-.6 Index	(18,160)	362,356	90,154	5/11/63	(300 bp) — Monthly	71,782
	CMBX NA BBB-.6 Index	(48,505)	177,684	44,208	5/11/63	(300 bp) — Monthly	(4,401)
	CMBX NA BBB-.7 Index	(9,501)	141,000	27,326	1/17/47	(300 bp) — Monthly	17,743
	CMBX NA BBB-.7 Index	(4,210)	62,000	12,016	1/17/47	(300 bp) — Monthly	7,769
	CMBX NA BBB-.7 Index	(759)	11,000	2,132	1/17/47	(300 bp) — Monthly	1,366
	CMBX NA BBB-.7 Index	(312)	3,000	581	1/17/47	(300 bp) — Monthly	268
	CMBX NA BBB-.8 Index	(15,784)	122,000	17,056	10/17/57	(300 bp) — Monthly	1,201
	CMBX NA BBB-.8 Index	(11,291)	72,000	10,066	10/17/57	(300 bp) — Monthly	(1,267)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(15,271)	28,000	2,635	11/18/54	(500 bp) — Monthly	(12,663)
	CMBX NA BB.8 Index	(48,571)	94,699	36,222	10/17/57	(500 bp) — Monthly	(12,441)
	CMBX NA BBB-.10 Index	(50,051)	168,000	17,405	11/17/59	(300 bp) — Monthly	(32,744)
	CMBX NA BBB-.10 Index	(37,749)	134,000	13,882	11/17/59	(300 bp) — Monthly	(23,945)
	CMBX NA BBB-.10 Index	(15,668)	95,000	9,842	11/17/59	(300 bp) — Monthly	(5,881)
	CMBX NA BBB-.11 Index	(8,160)	26,000	1,700	11/18/54	(300 bp) — Monthly	(6,475)
	CMBX NA BBB-.11 Index	(6,600)	21,000	1,373	11/18/54	(300 bp) — Monthly	(5,239)
	CMBX NA BBB-.12 Index	(35,622)	102,000	7,405	8/17/61	(300 bp) — Monthly	(28,276)
	CMBX NA BBB-.12 Index	(26,544)	80,000	5,808	8/17/61	(300 bp) — Monthly	(20,783)
	CMBX NA BBB-.12 Index	(1,954)	50,000	3,630	8/17/61	(300 bp) — Monthly	1,647
	CMBX NA BBB-.12 Index	(6,728)	33,000	2,396	8/17/61	(300 bp) — Monthly	(4,352)
	CMBX NA BBB-.6 Index	(232,605)	911,380	226,751	5/11/63	(300 bp) — Monthly	(6,385)
	CMBX NA BBB-.7 Index	(416,704)	1,775,000	343,995	1/17/47	(300 bp) — Monthly	(73,744)
	Merrill Lynch International
	CMBX NA BB.10 Index	(14,452)	254,000	74,168	11/17/59	(500 bp) — Monthly	59,469
	CMBX NA BBB-.10 Index	(22,967)	106,000	10,982	11/17/59	(300 bp) — Monthly	(12,047)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(15,600)	160,000	13,872	5/11/63	(200 bp) — Monthly	(1,790)
	CMBX NA A.6 Index	(290)	3,000	260	5/11/63	(200 bp) — Monthly	(31)
	CMBX NA A.6 Index	(84)	1,000	87	5/11/63	(200 bp) — Monthly	3
	CMBX NA BB.10 Index	(78,440)	334,000	97,528	11/17/59	(500 bp) — Monthly	18,763
	CMBX NA BB.10 Index	(13,319)	127,000	37,084	11/17/59	(500 bp) — Monthly	23,641
	CMBX NA BB.8 Index	(47,051)	129,486	49,528	10/17/57	(500 bp) — Monthly	2,352
	CMBX NA BB.8 Index	(28,674)	56,046	21,438	10/17/57	(500 bp) — Monthly	(7,291)
	CMBX NA BB.9 Index	(3,939)	64,000	15,962	9/17/58	(500 bp) — Monthly	11,960
	CMBX NA BB.9 Index	(1,845)	30,000	7,482	9/17/58	(500 bp) — Monthly	5,608
	CMBX NA BB.9 Index	(977)	25,000	6,235	9/17/58	(500 bp) — Monthly	5,233
	CMBX NA BB.9 Index	(676)	9,000	2,245	9/17/58	(500 bp) — Monthly	1,560
	CMBX NA BB.9 Index	(324)	6,000	1,496	9/17/58	(500 bp) — Monthly	1,167
	CMBX NA BB.9 Index	(50)	1,000	249	9/17/58	(500 bp) — Monthly	199
	CMBX NA BBB-.10 Index	(68,443)	406,000	42,062	11/17/59	(300 bp) — Monthly	(26,618)
	CMBX NA BBB-.10 Index	(31,090)	359,000	37,192	11/17/59	(300 bp) — Monthly	5,893
	CMBX NA BBB-.10 Index	(21,346)	173,000	17,923	11/17/59	(300 bp) — Monthly	(3,524)
	CMBX NA BBB-.10 Index	(25,780)	109,000	11,292	11/17/59	(300 bp) — Monthly	(14,551)
	CMBX NA BBB-.10 Index	(26,573)	109,000	11,292	11/17/59	(300 bp) — Monthly	(15,344)
	CMBX NA BBB-.10 Index	(11,922)	94,000	9,738	11/17/59	(300 bp) — Monthly	(2,238)
	CMBX NA BBB-.10 Index	(11,034)	87,000	9,013	11/17/59	(300 bp) — Monthly	(2,071)
	CMBX NA BBB-.10 Index	(13,752)	63,000	6,527	11/17/59	(300 bp) — Monthly	(7,262)
	CMBX NA BBB-.10 Index	(12,857)	56,000	5,802	11/17/59	(300 bp) — Monthly	(7,088)
	CMBX NA BBB-.10 Index	(5,421)	25,000	2,590	11/17/59	(300 bp) — Monthly	(2,845)
	CMBX NA BBB-.10 Index	(4,757)	22,000	2,279	11/17/59	(300 bp) — Monthly	(2,491)
	CMBX NA BBB-.11 Index	(6,242)	20,000	1,308	11/18/54	(300 bp) — Monthly	(4,946)
	CMBX NA BBB-.11 Index	(4,747)	15,000	981	11/18/54	(300 bp) — Monthly	(3,775)
	CMBX NA BBB-.12 Index	(1,319)	32,000	2,323	8/17/61	(300 bp) — Monthly	985
	CMBX NA BBB-.12 Index	(4,320)	13,000	944	8/17/61	(300 bp) — Monthly	(3,384)
	CMBX NA BBB-.13 Index	(22,865)	371,000	26,452	12/16/72	(300 bp) — Monthly	3,371
	CMBX NA BBB-.7 Index	(1,397)	22,000	4,264	1/17/47	(300 bp) — Monthly	2,854
	CMBX NA BBB-.8 Index	(96,295)	619,000	86,536	10/17/57	(300 bp) — Monthly	(10,120)
	CMBX NA BBB-.8 Index	(49,083)	313,000	43,757	10/17/57	(300 bp) — Monthly	(5,508)
	CMBX NA BBB-.8 Index	(27,473)	216,000	30,197	10/17/57	(300 bp) — Monthly	2,598
	CMBX NA BBB-.8 Index	(27,405)	216,000	30,197	10/17/57	(300 bp) — Monthly	2,666
	CMBX NA BBB-.8 Index	(26,192)	183,000	25,583	10/17/57	(300 bp) — Monthly	(715)
	CMBX NA BBB-.8 Index	(11,621)	75,000	10,485	10/17/57	(300 bp) — Monthly	(1,179)
	CMBX NA BBB-.8 Index	(9,845)	63,000	8,807	10/17/57	(300 bp) — Monthly	(1,080)

Upfront premium received		—			Unrealized appreciation		1,711,870

Upfront premium (paid)		(4,057,502)			Unrealized (depreciation)		(798,826)

	Total	$(4,057,502)				Total	$913,044
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2021 through January 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $421,154,098.
(NON)	This security is non-income-producing.
Affiliated company. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/22
Short-term investments
	Putnam Short Term Investment Fund**	$23,846,323	$47,509,658	$71,355,981	$4,811	$—

	Total Short-term investments	$23,846,323	$47,509,658	$71,355,981	$4,811	$—
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,178,760.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $8,954,918.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,688,248.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $289,784,720 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $33,538,050 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $311,992 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $8,847,101 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $8,954,918 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$9,261,387	$1,132,000
Collateralized loan obligations	—	39,549,048	—
Convertible bonds and notes	—	5,804,398	—
Corporate bonds and notes	—	73,513,709	—
Foreign government and agency bonds and notes	—	18,451,774	—
Mortgage-backed securities	—	193,011,864	—
Purchased swap options outstanding	—	5,786,759	—
Senior loans	—	30,022,560	—
U.S. government and agency mortgage obligations	—	239,761,980	—
U.S. treasury obligations	—	479,896	—
Short-term investments	839,000	54,051,175	—

Totals by level	$839,000	$669,694,550	$1,132,000
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$49,547	$—
Futures contracts	1,987,697	—	—
Written swap options outstanding	—	(10,612,566)	—
Forward premium swap option contracts	—	(77,944)	—
TBA sale commitments	—	(164,889,047)	—
Interest rate swap contracts	—	829,876	—
Total return swap contracts	—	(554,219)	—
Credit default contracts	—	(2,749,855)	—

Totals by level	$1,987,697	$(178,004,208)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$1,139,500,000
Written swap option contracts (contract amount)	$1,051,400,000
Futures contracts (number of contracts)	1,000
Forward currency contracts (contract amount)	$291,400,000
Centrally cleared interest rate swap contracts (notional)	$989,400,000
Centrally cleared total return swap contracts (notional)	$23,200,000
OTC credit default contracts (notional)	$64,900,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com